UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07813
                                                    ---------------

                              KOBREN INSIGHT FUNDS
                  -------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
                  -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
                  -------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code: 800-456-2736
                                                                  --------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                           ------------------

                   Date of reporting period: DECEMBER 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
KOBREN INSIGHT FUNDS

                        KOBREN INSIGHT MANAGEMENT, INC.

                               KOBREN GROWTH FUND
--------------------------------------------------------------------------------
                        ANNUAL REPORT DECEMBER 31, 2003
--------------------------------------------------------------------------------
OUTLOOK FOR 2004 ...
AN ENCORE PRESENTATION?

After three tough years, 2003 will go down as a very good one for the stock market and for Kobren Growth Fund, which delivered market returns while taking on 36% less risk (volatility) than the S&P 500.
     Will 2004 be an encore performance, or is the curtain about to come down on this bull market production? Of course, no one really knows the answer to that question, but a good place to start is to examine the outlook for the major investment themes we pursued in 2003.
     In some sense, 2003 was an "easy" year, because the investment themes we identified at the outset are still intact as we enter 2004. However, it is unlikely that these themes will remain intact over the next 12 months and we are watching for signs of new themes developing -- even this early in the year.

U.S. STOCKS STILL IN AN UPTREND
     We remain comfortable with our current level of stock exposure, although the backdrop for stocks is quite different than it was a year ago. At the beginning of 2003, the economy was struggling to gain traction and corporate earnings were in the doldrums. Today, both are growing at a very rapid pace. While this may seem to be a better economic environment, remember that the market is always looking ahead. In fact, the stock market generally does better when earnings are moving from WEAK TO STRONG (as they were in 2003), versus from STRONG TO STRONG.
     Another major difference is investor sentiment. In early 2003, pessimism was the order of the day for both institutional investors and the general public. Now, bullishness in both camps is at extreme levels. While bullishness may be good for stock prices in the short run, extreme optimism is generally a caution flag for the market over the next 12 months.
     On the positive side, inflation remains low, the amount of monetary and fiscal stimulus in the economy is still extremely high, and we have the favorable "election year" stock cycle in our favor. In short, while the backdrop for stocks may be less favorable heading into 2004 than it was a year ago, the bias is still to the upside.

INTERNATIONAL STOCKS REMAIN APPEALING
     Another theme we played in 2003 was to carry significant international equity exposure. Our reasoning was two-fold. First, valuations on overseas equities were lower than for the U.S., while on balance growth prospects were similar. Second, we expected the dollar to decline versus major foreign currencies which would give an additional boost to the returns of international funds that do not hedge currencies. Foreign stock funds did, in fact, nicely outperform domestic stock funds last year. As we head into 2004, we expect that outperformance to continue as valuations are still lower overseas and the dollar remains weak.

SELECTIVITY WITH BONDS IS KEY
     Within the bond market, selecting the right sectors was very important in 2003 and we anticipate more of the same this year. Last year, we favored high-yield bonds over U.S. Treasury bonds. The reasoning for this was our expectation of the turn around in the economy. While all bonds are subject to the risk of rising interest rates (if rates go to 5% and you own a bond paying 4% it's not worth as much anymore), high-yield bonds are more sensitive to the risk of default (credit risk). The companies that issue them are typically in tough financial shape. In a growing economy, their fortunes generally improve and they are less likely to default -- so their bonds rise in value. U.S. Treasuries are the polar opposite. Being backed by the Federal Government, they carry essentially no risk of default. Thus the prices of U.S. Treasuries are more sensitive to the level of interest rates, and the longer the bond, the greater the sensitivity. This proved effective in 2003 as high-yield bonds substantially outperformed U.S. Treasuries although the differences between short- and long-term U.S. Treasuries were minimal.
     Entering 2004, we are maintaining our positions in high-yield bond funds as we expect the economy to continue to grow and interest rates to remain under upward pressure. We also have some unique bond exposure with PIMCO COMMODITY REAL RETURN STRATEGY Fund. This fund invests in TIPS (Treasury Inflation
Protected Securities) which offer the same credit safety as conventional Treasury bonds, but whose principal is protected against inflation. It is also structured to move with commodity prices. Should inflation heat up this year, this Fund should fare well.

/S/ ERIC M. KOBREN
Eric M. Kobren
President and Portfolio Manager

[BEGIN SIDEBAR]
[PHOTO OMITTED - ERIC M. KOBREN]
ERIC M. KOBREN
[END SIDEBAR]

                         KOBREN GROWTH FUND (12/31/03)

                       VALUE OF $10,000 INVESTED 12/16/96

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              Kobren Growth     S&P 500
12/16/1996                        10000          10000
12/17/1996                        10000          10070
12/18/1996                        10020          10147
12/19/1996                        10110          10345
12/20/1996                        10160          10388
12/23/1996                        10160          10361
12/24/1996                        10180          10418
12/25/1996                        10180          10418
12/26/1996                        10200          10485
12/27/1996                        10250          10503
12/30/1996                        10260          10462
12/31/1996                        10240          10282
1/1/1997                          10240          10282
1/2/1997                          10180          10230
1/3/1997                          10260          10384
1/6/1997                          10290          10378
1/7/1997                          10340          10457
1/8/1997                          10320          10392
1/9/1997                          10380          10482
1/10/1997                         10410          10547
1/13/1997                         10420          10547
1/14/1997                         10500          10677
1/15/1997                         10510          10654
1/16/1997                         10540          10690
1/17/1997                         10590          10780
1/20/1997                         10630          10787
1/21/1997                         10640          10871
1/22/1997                         10670          10920
1/23/1997                         10630          10800
1/24/1997                         10550          10702
1/27/1997                         10490          10626
1/28/1997                         10500          10627
1/29/1997                         10540          10733
1/30/1997                         10610          10896
1/31/1997                         10630          10924
2/3/1997                          10650          10933
2/4/1997                          10650          10969
2/5/1997                          10590          10818
2/6/1997                          10610          10847
2/7/1997                          10680          10978
2/10/1997                         10660          10921
2/11/1997                         10670          10979
2/12/1997                         10780          11166
2/13/1997                         10880          11293
2/14/1997                         10870          11247
2/17/1997                         10870          11247
2/18/1997                         10900          11358
2/19/1997                         10900          11306
2/20/1997                         10820          11172
2/21/1997                         10820          11157
2/24/1997                         10890          11276
2/25/1997                         10900          11301
2/26/1997                         10840          11214
2/27/1997                         10780          11068
2/28/1997                         10740          11009
3/3/1997                          10770          11072
3/4/1997                          10760          11013
3/5/1997                          10830          11170
3/6/1997                          10830          11124
3/7/1997                          10910          11213
3/10/1997                         10980          11335
3/11/1997                         10990          11303
3/12/1997                         10930          11206
3/13/1997                         10770          11004
3/14/1997                         10810          11054
3/17/1997                         10780          11090
3/18/1997                         10720          11006
3/19/1997                         10670          10952
3/20/1997                         10620          10909
3/21/1997                         10610          10929
3/24/1997                         10660          11024
3/25/1997                         10670          11000
3/26/1997                         10670          11022
3/27/1997                         10540          10791
3/28/1997                         10540          10791
3/31/1997                         10420          10557
4/1/1997                          10390          10592
4/2/1997                          10300          10461
4/3/1997                          10280          10464
4/4/1997                          10340          10570
4/7/1997                          10370          10629
4/8/1997                          10420          10688
4/9/1997                          10400          10612
4/10/1997                         10380          10580
4/11/1997                         10240          10293
4/14/1997                         10230          10377
4/15/1997                         10330          10531
4/16/1997                         10400          10654
4/17/1997                         10400          10630
4/18/1997                         10430          10694
4/21/1997                         10370          10611
4/22/1997                         10430          10809
4/23/1997                         10450          10796
4/24/1997                         10450          10762
4/25/1997                         10380          10681
4/28/1997                         10410          10788
4/29/1997                         10550          11083
4/30/1997                         10610          11187
5/1/1997                          10620          11150
5/2/1997                          10730          11351
5/5/1997                          10860          11593
5/6/1997                          10870          11560
5/7/1997                          10790          11392
5/8/1997                          10850          11457
5/9/1997                          10920          11523
5/12/1997                         11000          11703
5/13/1997                         10990          11642
5/14/1997                         11020          11684
5/15/1997                         11040          11770
5/16/1997                         11000          11602
5/19/1997                         11000          11652
5/20/1997                         11070          11770
5/21/1997                         11090          11739
5/22/1997                         11070          11688
5/23/1997                         11160          11847
5/26/1997                         11160          11847
5/27/1997                         11140          11884
5/28/1997                         11130          11851
5/29/1997                         11110          11809
5/30/1997                         11150          11869
6/2/1997                          11160          11842
6/3/1997                          11180          11830
6/4/1997                          11150          11757
6/5/1997                          11190          11805
6/6/1997                          11270          12010
6/9/1997                          11310          12079
6/10/1997                         11320          12112
6/11/1997                         11360          12175
6/12/1997                         11440          12371
6/13/1997                         11510          12509
6/16/1997                         11540          12518
6/17/1997                         11540          12526
6/18/1997                         11520          12451
6/19/1997                         11600          12577
6/20/1997                         11590          12587
6/23/1997                         11460          12306
6/24/1997                         11570          12554
6/25/1997                         11550          12451
6/26/1997                         11510          12380
6/27/1997                         11540          12430
6/30/1997                         11560          12400
7/1/1997                          11620          12484
7/2/1997                          11700          12668
7/3/1997                          11800          12849
7/4/1997                          11800          12849
7/7/1997                          11770          12783
7/8/1997                          11780          12878
7/9/1997                          11700          12721
7/10/1997                         11750          12809
7/11/1997                         11780          12852
7/14/1997                         11780          12875
7/15/1997                         11780          12979
7/16/1997                         11880          13132
7/17/1997                         11860          13062
7/18/1997                         11750          12834
7/21/1997                         11710          12800
7/22/1997                         11840          13095
7/23/1997                         11920          13132
7/24/1997                         11960          13185
7/25/1997                         11950          13163
7/28/1997                         11940          13131
7/29/1997                         11990          13214
7/30/1997                         12100          13357
7/31/1997                         12140          13387
8/1/1997                          12070          13287
8/4/1997                          12060          13332
8/5/1997                          12100          13361
8/6/1997                          12160          13474
8/7/1997                          12120          13346
8/8/1997                          12000          13099
8/11/1997                         11970          13151
8/12/1997                         11930          13004
8/13/1997                         11940          12944
8/14/1997                         11930          12983
8/15/1997                         11780          12647
8/18/1997                         11800          12813
8/19/1997                         11870          13003
8/20/1997                         12020          13192
8/21/1997                         11940          12992
8/22/1997                         11890          12971
8/25/1997                         11880          12923
8/26/1997                         11850          12823
8/27/1997                         11850          12835
8/28/1997                         11770          12696
8/29/1997                         11680          12637
9/1/1997                          11680          12637
9/2/1997                          11820          13032
9/3/1997                          11900          13039
9/4/1997                          11900          13082
9/5/1997                          11950          13057
9/8/1997                          11970          13088
9/9/1997                          11990          13122
9/10/1997                         11900          12918
9/11/1997                         11830          12831
9/12/1997                         11910          12991
9/15/1997                         11920          12935
9/16/1997                         12020          13299
9/17/1997                         12060          13263
9/18/1997                         12080          13324
9/19/1997                         12090          13369
9/22/1997                         12090          13439
9/23/1997                         12050          13389
9/24/1997                         12030          13285
9/25/1997                         12030          13193
9/26/1997                         12090          13300
9/29/1997                         12150          13414
9/30/1997                         12170          13329
10/1/1997                         12270          13445
10/2/1997                         12310          13516
10/3/1997                         12380          13581
10/6/1997                         12440          13689
10/7/1997                         12470          13836
10/8/1997                         12430          13709
10/9/1997                         12410          13664
10/10/1997                        12410          13614
10/13/1997                        12410          13630
10/14/1997                        12430          13660
10/15/1997                        12390          13596
10/16/1997                        12330          13449
10/17/1997                        12200          13293
10/20/1997                        12270          13454
10/21/1997                        12410          13689
10/22/1997                        12400          13637
10/23/1997                        12170          13386
10/24/1997                        12110          13259
10/27/1997                        11430          12348
10/28/1997                        11640          12980
10/29/1997                        11760          12945
10/30/1997                        11580          12730
10/31/1997                        11700          12884
11/3/1997                         11930          13228
11/4/1997                         11950          13253
11/5/1997                         12010          13283
11/6/1997                         11950          13217
11/7/1997                         11770          13072
11/10/1997                        11720          12983
11/11/1997                        11700          13020
11/12/1997                        11470          12772
11/13/1997                        11490          12924
11/14/1997                        11570          13090
11/17/1997                        11760          13342
11/18/1997                        11660          13231
11/19/1997                        11610          13323
11/20/1997                        11710          13526
11/21/1997                        11760          13584
11/24/1997                        11590          13353
11/25/1997                        11580          13413
11/26/1997                        11610          13427
11/27/1997                        11610          13427
11/28/1997                        11640          13480
12/1/1997                         11750          13754
12/2/1997                         11790          13711
12/3/1997                         11830          13786
12/4/1997                         11850          13735
12/5/1997                         11920          13886
12/8/1997                         11970          13866
12/9/1997                         11910          13773
12/10/1997                        11800          13690
12/11/1997                        11620          13484
12/12/1997                        11590          13462
12/15/1997                        11600          13603
12/16/1997                        11650          13669
12/17/1997                        11680          13635
12/18/1997                        11590          13491
12/19/1997                        11500          13371
12/22/1997                        11530          13469
12/23/1997                        11460          13263
12/24/1997                        11410          13173
12/25/1997                        11410          13173
12/26/1997                        11430          13226
12/29/1997                        11580          13469
12/30/1997                        11740          13717
12/31/1997                        11779          13712
1/1/1998                          11779          13712
1/2/1998                          11789          13777
1/5/1998                          11799          13806
1/6/1998                          11718          13659
1/7/1998                          11677          13626
1/8/1998                          11585          13514
1/9/1998                          11329          13113
1/12/1998                         11308          13276
1/13/1998                         11452          13459
1/14/1998                         11533          13542
1/15/1998                         11492          13440
1/16/1998                         11595          13593
1/19/1998                         11595          13593
1/20/1998                         11728          13834
1/21/1998                         11697          13725
1/22/1998                         11595          13615
1/23/1998                         11564          13538
1/26/1998                         11523          13529
1/27/1998                         11615          13700
1/28/1998                         11697          13822
1/29/1998                         11789          13937
1/30/1998                         11769          13863
2/2/1998                          11984          14160
2/3/1998                          12035          14228
2/4/1998                          12066          14243
2/5/1998                          12076          14197
2/6/1998                          12137          14326
2/9/1998                          12178          14302
2/10/1998                         12240          14419
2/11/1998                         12260          14437
2/12/1998                         12270          14497
2/13/1998                         12229          14440
2/16/1998                         12229          14440
2/17/1998                         12270          14478
2/18/1998                         12332          14614
2/19/1998                         12321          14560
2/20/1998                         12362          14644
2/23/1998                         12434          14700
2/24/1998                         12362          14593
2/25/1998                         12465          14770
2/26/1998                         12557          14853
2/27/1998                         12577          14863
3/2/1998                          12598          14840
3/3/1998                          12608          14902
3/4/1998                          12567          14839
3/5/1998                          12434          14667
3/6/1998                          12639          14961
3/9/1998                          12618          14913
3/10/1998                         12721          15082
3/11/1998                         12761          15145
3/12/1998                         12792          15168
3/13/1998                         12833          15149
3/16/1998                         12884          15301
3/17/1998                         12894          15317
3/18/1998                         12905          15390
3/19/1998                         12925          15450
3/20/1998                         12976          15584
3/23/1998                         12987          15533
3/24/1998                         13068          15676
3/25/1998                         13079          15624
3/26/1998                         13079          15608
3/27/1998                         13058          15535
3/30/1998                         13007          15508
3/31/1998                         13089          15624
4/1/1998                          13161          15716
4/2/1998                          13253          15885
4/3/1998                          13283          15924
4/6/1998                          13294          15905
4/7/1998                          13171          15742
4/8/1998                          13161          15630
4/9/1998                          13253          15758
4/10/1998                         13253          15758
4/13/1998                         13242          15745
4/14/1998                         13345          15831
4/15/1998                         13396          15882
4/16/1998                         13283          15724
4/17/1998                         13365          15931
4/20/1998                         13437          15944
4/21/1998                         13488          15987
4/22/1998                         13508          16043
4/23/1998                         13375          15887
4/24/1998                         13273          15722
4/27/1998                         13007          15419
4/28/1998                         13058          15400
4/29/1998                         13140          15538
4/30/1998                         13304          15782
5/1/1998                          13386          15913
5/4/1998                          13427          15928
5/5/1998                          13386          15835
5/6/1998                          13314          15689
5/7/1998                          13222          15550
5/8/1998                          13304          15735
5/11/1998                         13283          15722
5/12/1998                         13304          15852
5/13/1998                         13314          15899
5/14/1998                         13294          15878
5/15/1998                         13242          15756
5/18/1998                         13171          15717
5/19/1998                         13232          15769
5/20/1998                         13273          15809
5/21/1998                         13283          15844
5/22/1998                         13242          15785
5/25/1998                         13242          15785
5/26/1998                         13099          15551
5/27/1998                         12987          15528
5/28/1998                         13068          15606
5/29/1998                         13048          15510
6/1/1998                          12966          15513
6/2/1998                          12946          15545
6/3/1998                          12915          15399
6/4/1998                          12976          15572
6/5/1998                          13089          15843
6/8/1998                          13140          15870
6/9/1998                          13130          15909
6/10/1998                         12997          15822
6/11/1998                         12854          15575
6/12/1998                         12802          15636
6/15/1998                         12577          15325
6/16/1998                         12680          15476
6/17/1998                         12884          15754
6/18/1998                         12833          15744
6/19/1998                         12833          15663
6/22/1998                         12843          15700
6/23/1998                         12966          15931
6/24/1998                         13058          16123
6/25/1998                         13089          16071
6/26/1998                         13109          16130
6/29/1998                         13171          16205
6/30/1998                         13181          16140
7/1/1998                          13355          16351
7/2/1998                          13345          16320
7/3/1998                          13345          16320
7/6/1998                          13478          16478
7/7/1998                          13468          16440
7/8/1998                          13549          16611
7/9/1998                          13529          16500
7/10/1998                         13539          16582
7/13/1998                         13580          16595
7/14/1998                         13693          16772
7/15/1998                         13723          16732
7/16/1998                         13805          16863
7/17/1998                         13856          16903
7/20/1998                         13846          16865
7/21/1998                         13672          16594
7/22/1998                         13601          16581
7/23/1998                         13386          16235
7/24/1998                         13324          16250
7/27/1998                         13263          16342
7/28/1998                         13120          16099
7/29/1998                         13079          16031
7/30/1998                         13222          16286
7/31/1998                         13058          15969
8/3/1998                          12915          15852
8/4/1998                          12618          15278
8/5/1998                          12598          15413
8/6/1998                          12659          15531
8/7/1998                          12731          15528
8/10/1998                         12659          15439
8/11/1998                         12383          15240
8/12/1998                         12557          15461
8/13/1998                         12424          15328
8/14/1998                         12362          15156
8/17/1998                         12434          15454
8/18/1998                         12598          15706
8/19/1998                         12587          15662
8/20/1998                         12547          15571
8/21/1998                         12352          15423
8/24/1998                         12362          15522
8/25/1998                         12393          15589
8/26/1998                         12219          15467
8/27/1998                         11799          14875
8/28/1998                         11625          14656
8/31/1998                         11073          13660
9/1/1998                          11247          14188
9/2/1998                          11339          14137
9/3/1998                          11237          14021
9/4/1998                          11155          13902
9/7/1998                          11155          13902
9/8/1998                          11625          14610
9/9/1998                          11421          14365
9/10/1998                         11155          13994
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10/13/1998                        10571          14225
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10/16/1998                        11267          15106
10/19/1998                        11390          15192
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10/21/1998                        11544          15300
10/22/1998                        11625          15423
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10/26/1998                        11656          15335
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10/28/1998                        11687          15278
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10/30/1998                        12014          15717
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11/11/1998                        12240          16047
11/12/1998                        12178          16002
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11/16/1998                        12260          16263
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11/18/1998                        12383          16389
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11/26/1998                        12710          17000
11/27/1998                        12782          17081
11/30/1998                        12587          16670
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12/10/1998                        12557          16698
12/11/1998                        12516          16722
12/14/1998                        12301          16360
12/15/1998                        12393          16670
12/16/1998                        12403          16658
12/17/1998                        12526          16917
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12/21/1998                        12761          17246
12/22/1998                        12761          17256
12/23/1998                        12894          17615
12/24/1998                        12894          17582
12/25/1998                        12894          17582
12/28/1998                        12946          17571
12/29/1998                        13048          17810
12/30/1998                        13048          17669
12/31/1998                        13128          17630
1/1/1999                          13128          17630
1/4/1999                          13222          17615
1/5/1999                          13337          17855
1/6/1999                          13546          18254
1/7/1999                          13504          18218
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1/11/1999                         13504          18134
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2/10/1999                         13138          17574
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7/12/1999                         15190          20203
7/13/1999                         15159          20124
7/14/1999                         15253          20191
7/15/1999                         15368          20356
7/16/1999                         15389          20489
7/19/1999                         15347          20328
7/20/1999                         15127          19887
7/21/1999                         15179          19920
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7/26/1999                         14907          19465
7/27/1999                         14970          19683
7/28/1999                         15001          19721
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8/13/1999                         14698          19195
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8/20/1999                         14761          19328
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8/25/1999                         14876          19983
8/26/1999                         14771          19697
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9/10/1999                         14855          19561
9/13/1999                         14792          19456
9/14/1999                         14708          19343
9/15/1999                         14593          19079
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10/14/1999                        13986          18593
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10/18/1999                        13672          18169
10/19/1999                        13745          18273
10/20/1999                        13902          18681
10/21/1999                        13923          18597
10/22/1999                        14091          18859
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10/27/1999                        14049          18789
10/28/1999                        14290          19455
10/29/1999                        14530          19752
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3/14/2000                         17471          19791
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6/1/2000                          16172          21151
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7/24/2000                         16672          21404
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7/26/2000                         16572          21230
7/27/2000                         16361          21191
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8/28/2000                         17071          22156
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9/7/2000                          17027          21998
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9/14/2000                         16805          21686
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10/11/2000                        15384          19999
10/12/2000                        14985          19489
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10/17/2000                        15229          19785
10/18/2000                        15129          19672
10/19/2000                        15584          20355
10/20/2000                        15751          20475
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10/24/2000                        15795          20493
10/25/2000                        15451          20006
10/26/2000                        15373          20000
10/27/2000                        15495          20223
10/30/2000                        15606          20504
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11/15/2000                        15662          20390
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11/17/2000                        15418          20068
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11/21/2000                        15129          19771
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11/24/2000                        15096          19689
11/27/2000                        15229          19795
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11/29/2000                        15029          19698
11/30/2000                        14840          19303
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12/5/2000                         15562          20207
12/6/2000                         15384          19843
12/7/2000                         15307          19727
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12/12/2000                        15651          20133
12/13/2000                        15506          19973
12/14/2000                        15284          19694
12/15/2000                        15129          19271
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12/20/2000                        14618          18576
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12/28/2000                        15451          19602
12/29/2000                        15367          19397
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1/1/2001                          15367          19397
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1/11/2001                         15367          19503
1/12/2001                         15329          19378
1/15/2001                         15329          19378
1/16/2001                         15442          19500
1/17/2001                         15442          19543
1/18/2001                         15529          19815
1/19/2001                         15392          19735
1/22/2001                         15429          19741
1/23/2001                         15616          19998
1/24/2001                         15604          20055
1/25/2001                         15616          19956
1/26/2001                         15566          19919
1/29/2001                         15654          20056
1/30/2001                         15741          20197
1/31/2001                         15716          20085
2/1/2001                          15778          20197
2/2/2001                          15616          19844
2/5/2001                          15666          19916
2/6/2001                          15691          19887
2/7/2001                          15666          19724
2/8/2001                          15641          19601
2/9/2001                          15517          19340
2/12/2001                         15654          19569
2/13/2001                         15591          19402
2/14/2001                         15579          19363
2/15/2001                         15666          19522
2/16/2001                         15492          19153
2/19/2001                         15492          19153
2/20/2001                         15354          18821
2/21/2001                         15130          18473
2/22/2001                         15043          18438
2/23/2001                         14968          18336
2/26/2001                         15230          18658
2/27/2001                         15167          18516
2/28/2001                         15055          18254
3/1/2001                          15030          18273
3/2/2001                          15067          18170
3/5/2001                          15142          18279
3/6/2001                          15242          18462
3/7/2001                          15367          18584
3/8/2001                          15404          18627
3/9/2001                          15167          18166
3/12/2001                         14643          17381
3/13/2001                         14693          17643
3/14/2001                         14406          17187
3/15/2001                         14431          17288
3/16/2001                         14169          16949
3/19/2001                         14406          17248
3/20/2001                         14219          16833
3/21/2001                         13945          16532
3/22/2001                         13770          16465
3/23/2001                         13995          16793
3/26/2001                         14169          16983
3/27/2001                         14369          17417
3/28/2001                         14132          16993
3/29/2001                         14095          16915
3/30/2001                         14219          17098
3/31/2001                         14219          17098
4/2/2001                          14020          16885
4/3/2001                          13608          16304
4/4/2001                          13621          16260
4/5/2001                          14095          16970
4/6/2001                          13870          16635
4/9/2001                          14020          16770
4/10/2001                         14319          17226
4/11/2001                         14219          17189
4/12/2001                         14394          17449
4/13/2001                         14394          17449
4/16/2001                         14369          17393
4/17/2001                         14519          17572
4/18/2001                         14955          18256
4/19/2001                         15055          18485
4/20/2001                         14930          18327
4/23/2001                         14781          18053
4/24/2001                         14668          17833
4/25/2001                         14880          18118
4/26/2001                         14968          18204
4/27/2001                         15142          18478
4/30/2001                         15167          18426
5/1/2001                          15292          18677
5/2/2001                          15280          18693
5/3/2001                          15067          18417
5/4/2001                          15255          18684
5/7/2001                          15217          18638
5/8/2001                          15205          18606
5/9/2001                          15192          18525
5/10/2001                         15242          18522
5/11/2001                         15155          18383
5/14/2001                         15192          18433
5/15/2001                         15230          18441
5/16/2001                         15616          18968
5/17/2001                         15741          19020
5/18/2001                         15778          19075
5/21/2001                         16028          19383
5/22/2001                         16003          19332
5/23/2001                         15766          19033
5/24/2001                         15828          19094
5/25/2001                         15716          18868
5/28/2001                         15716          18868
5/29/2001                         15616          18723
5/30/2001                         15392          18434
5/31/2001                         15504          18550
6/1/2001                          15566          18621
6/4/2001                          15654          18717
6/5/2001                          15853          18960
6/6/2001                          15691          18763
6/7/2001                          15729          18865
6/8/2001                          15616          18688
6/11/2001                         15467          18688
6/12/2001                         15454          18554
6/13/2001                         15354          18348
6/14/2001                         15105          18027
6/15/2001                         15092          17946
6/18/2001                         15030          17858
6/19/2001                         15043          17920
6/20/2001                         15167          18076
6/21/2001                         15255          18282
6/22/2001                         15117          18110
6/25/2001                         15018          18010
6/26/2001                         15018          17983
6/27/2001                         15005          17901
6/28/2001                         15142          18125
6/29/2001                         15217          18098
6/30/2001                         15217          18098
7/2/2001                          15280          18280
7/3/2001                          15267          18250
7/4/2001                          15267          18250
7/5/2001                          15130          18028
7/6/2001                          14855          17608
7/9/2001                          14918          17730
7/10/2001                         14731          17475
7/11/2001                         14693          17457
7/12/2001                         14955          17870
7/13/2001                         15055          17982
7/16/2001                         14905          17786
7/17/2001                         15030          17964
7/18/2001                         14980          17865
7/19/2001                         15043          17974
7/20/2001                         15018          17912
7/23/2001                         14831          17619
7/24/2001                         14594          17332
7/25/2001                         14806          17611
7/26/2001                         14980          17795
7/27/2001                         15030          17839
7/30/2001                         15030          17821
7/31/2001                         15092          17920
8/1/2001                          15167          17992
8/2/2001                          15242          18065
8/3/2001                          15167          17973
8/6/2001                          15030          17768
8/7/2001                          15030          17827
8/8/2001                          14818          17520
8/9/2001                          14793          17522
8/10/2001                         14868          17622
8/13/2001                         14918          17640
8/14/2001                         14918          17573
8/15/2001                         14843          17448
8/16/2001                         14855          17502
8/17/2001                         14668          17212
8/20/2001                         14718          17352
8/21/2001                         14618          17142
8/22/2001                         14718          17263
8/23/2001                         14706          17215
8/24/2001                         14918          17554
8/27/2001                         14868          17469
8/28/2001                         14693          17207
8/29/2001                         14569          17019
8/30/2001                         14369          16731
8/31/2001                         14419          16798
9/3/2001                          14419          16798
9/4/2001                          14419          16789
9/5/2001                          14357          16774
9/6/2001                          14107          16400
9/7/2001                          13883          16094
9/10/2001                         13895          16194
9/11/2001                         13895          16194
9/12/2001                         13895          16194
9/13/2001                         13895          16194
9/14/2001                         13895          16194
9/17/2001                         13172          15403
9/18/2001                         13034          15314
9/19/2001                         12772          15068
9/20/2001                         12411          14600
9/21/2001                         12199          14322
9/24/2001                         12523          14880
9/25/2001                         12585          15011
9/26/2001                         12473          14938
9/27/2001                         12610          15110
9/28/2001                         12885          15442
9/29/2001                         12885          15442
9/30/2001                         12885          15442
10/1/2001                         12797          15406
10/2/2001                         12947          15596
10/3/2001                         13197          15913
10/4/2001                         13209          15871
10/5/2001                         13197          15900
10/8/2001                         13109          15768
10/9/2001                         13059          15684
10/10/2001                        13321          16044
10/11/2001                        13533          16289
10/12/2001                        13471          16204
10/15/2001                        13434          16179
10/16/2001                        13571          16291
10/17/2001                        13321          15989
10/18/2001                        13221          15863
10/19/2001                        13271          15936
10/22/2001                        13434          16179
10/23/2001                        13396          16103
10/24/2001                        13384          16110
10/25/2001                        13558          16331
10/26/2001                        13621          16398
10/29/2001                        13384          16009
10/30/2001                        13147          15735
10/31/2001                        13159          15736
11/1/2001                         13346          16099
11/2/2001                         13346          16146
11/5/2001                         13471          16378
11/6/2001                         13583          16616
11/7/2001                         13583          16576
11/8/2001                         13596          16618
11/9/2001                         13621          16644
11/12/2001                        13608          16615
11/13/2001                        13820          16926
11/14/2001                        13820          16961
11/15/2001                        13783          16977
11/16/2001                        13795          16925
11/19/2001                        13945          17109
11/20/2001                        13895          16985
11/21/2001                        13833          16902
11/22/2001                        13833          16902
11/23/2001                        13970          17100
11/26/2001                        14020          17206
11/27/2001                        13970          17088
11/28/2001                        13808          16779
11/29/2001                        13920          16955
11/30/2001                        13907          16943
12/3/2001                         13845          16801
12/4/2001                         13982          17023
12/5/2001                         14257          17409
12/6/2001                         14219          17361
12/7/2001                         14144          17230
12/10/2001                        13970          16957
12/11/2001                        13932          16910
12/12/2001                        13907          16917
12/13/2001                        13770          16655
12/14/2001                        13820          16710
12/17/2001                        13895          16878
12/18/2001                        14007          17006
12/19/2001                        14082          17105
12/20/2001                        14032          16964
12/21/2001                        14132          17039
12/24/2001                        14144          17035
12/25/2001                        14144          17035
12/26/2001                        14219          17105
12/27/2001                        14294          17226
12/28/2001                        14349          17284
12/31/2001                        14249          17092
1/1/2002                          14249          17092
1/2/2002                          14236          17192
1/3/2002                          14286          17350
1/4/2002                          14387          17458
1/7/2002                          14337          17345
1/8/2002                          14311          17283
1/9/2002                          14249          17205
1/10/2002                         14274          17226
1/11/2002                         14174          17064
1/14/2002                         14073          16957
1/15/2002                         14149          17073
1/16/2002                         13973          16797
1/17/2002                         14073          16965
1/18/2002                         13986          16797
1/21/2002                         13986          16797
1/22/2002                         13948          16674
1/23/2002                         14048          16806
1/24/2002                         14086          16865
1/25/2002                         14098          16882
1/28/2002                         14111          16879
1/29/2002                         13848          16398
1/30/2002                         13948          16593
1/31/2002                         14123          16842
2/1/2002                          14036          16723
2/4/2002                          13785          16310
2/5/2002                          13773          16244
2/6/2002                          13660          16149
2/7/2002                          13635          16102
2/8/2002                          13798          16342
2/11/2002                         13935          16577
2/12/2002                         13910          16511
2/13/2002                         14023          16681
2/14/2002                         13998          16652
2/15/2002                         13935          16469
2/18/2002                         13935          16469
2/19/2002                         13748          16158
2/20/2002                         13898          16378
2/21/2002                         13760          16124
2/22/2002                         13810          16257
2/25/2002                         13973          16549
2/26/2002                         14036          16550
2/27/2002                         14048          16564
2/28/2002                         13998          16518
3/1/2002                          14236          16892
3/4/2002                          14462          17221
3/5/2002                          14412          17106
3/6/2002                          14575          17358
3/7/2002                          14562          17281
3/8/2002                          14625          17382
3/11/2002                         14675          17441
3/12/2002                         14625          17401
3/13/2002                         14562          17234
3/14/2002                         14575          17219
3/15/2002                         14700          17415
3/18/2002                         14750          17406
3/19/2002                         14788          17477
3/20/2002                         14650          17202
3/21/2002                         14687          17228
3/22/2002                         14612          17155
3/25/2002                         14462          16904
3/26/2002                         14512          17006
3/27/2002                         14600          17097
3/28/2002                         14650          17139
3/29/2002                         14650          17139
3/30/2002                         14650          17139
3/31/2002                         14650          17139
4/1/2002                          14650          17126
4/2/2002                          14550          16980
4/3/2002                          14487          16813
4/4/2002                          14462          16828
4/5/2002                          14462          16774
4/8/2002                          14487          16816
4/9/2002                          14462          16705
4/10/2002                         14600          16895
4/11/2002                         14424          16496
4/12/2002                         14462          16605
4/15/2002                         14474          16479
4/16/2002                         14675          16865
4/17/2002                         14687          16831
4/18/2002                         14700          16808
4/19/2002                         14725          16818
4/22/2002                         14600          16559
4/23/2002                         14600          16456
4/24/2002                         14562          16340
4/25/2002                         14562          16315
4/26/2002                         14462          16090
4/29/2002                         14399          15928
4/30/2002                         14487          16100
5/1/2002                          14575          16244
5/2/2002                          14562          16217
5/3/2002                          14499          16051
5/6/2002                          14374          15741
5/7/2002                          14337          15694
5/8/2002                          14600          16285
5/9/2002                          14462          16051
5/10/2002                         14362          15782
5/13/2002                         14474          16076
5/14/2002                         14637          16417
5/15/2002                         14637          16329
5/16/2002                         14625          16437
5/17/2002                         14675          16566
5/20/2002                         14600          16346
5/21/2002                         14499          16166
5/22/2002                         14512          16259
5/23/2002                         14600          16425
5/24/2002                         14499          16227
5/27/2002                         14499          16227
5/28/2002                         14437          16088
5/29/2002                         14412          15987
5/30/2002                         14374          15944
5/31/2002                         14399          15981
6/3/2002                          14211          15585
6/4/2002                          14149          15585
6/5/2002                          14199          15729
6/6/2002                          14073          15419
6/7/2002                          14086          15394
6/10/2002                         14086          15443
6/11/2002                         13948          15186
6/12/2002                         13898          15288
6/13/2002                         13823          15128
6/14/2002                         13773          15094
6/17/2002                         13998          15528
6/18/2002                         13986          15543
6/19/2002                         13898          15286
6/20/2002                         13773          15081
6/21/2002                         13672          14824
6/24/2002                         13647          14878
6/25/2002                         13522          14630
6/26/2002                         13484          14598
6/27/2002                         13560          14855
6/28/2002                         13610          14843
6/29/2002                         13610          14843
6/30/2002                         13610          14843
7/1/2002                          13409          14525
7/2/2002                          13146          14220
7/3/2002                          13146          14309
7/4/2002                          13146          14309
7/5/2002                          13434          14835
7/8/2002                          13409          14658
7/9/2002                          13259          14297
7/10/2002                         13008          13812
7/11/2002                         12983          13916
7/12/2002                         12971          13826
7/15/2002                         12895          13775
7/16/2002                         12820          13521
7/17/2002                         12920          13597
7/18/2002                         12757          13230
7/19/2002                         12482          12723
7/22/2002                         12231          12304
7/23/2002                         11943          11972
7/24/2002                         12294          12658
7/25/2002                         12244          12587
7/26/2002                         12331          12800
7/29/2002                         12732          13493
7/30/2002                         12795          13552
7/31/2002                         12858          13686
8/1/2002                          12632          13283
8/2/2002                          12457          12977
8/5/2002                          12181          12532
8/6/2002                          12369          12907
8/7/2002                          12469          13168
8/8/2002                          12695          13599
8/9/2002                          12732          13650
8/12/2002                         12695          13577
8/13/2002                         12544          13285
8/14/2002                         12783          13820
8/15/2002                         12895          13981
8/16/2002                         12908          13960
8/19/2002                         13096          14290
8/20/2002                         13008          14091
8/21/2002                         13159          14271
8/22/2002                         13296          14472
8/23/2002                         13121          14144
8/26/2002                         13196          14251
8/27/2002                         13058          14054
8/28/2002                         12895          13801
8/29/2002                         12920          13801
8/30/2002                         12883          13775
9/2/2002                          12883          13775
9/3/2002                          12582          13204
9/4/2002                          12707          13439
9/5/2002                          12582          13226
9/6/2002                          12720          13449
9/9/2002                          12783          13585
9/10/2002                         12858          13684
9/11/2002                         12870          13685
9/12/2002                         12695          13349
9/13/2002                         12707          13392
9/16/2002                         12682          13412
9/17/2002                         12519          13148
9/18/2002                         12482          13088
9/19/2002                         12231          12695
9/20/2002                         12244          12726
9/23/2002                         12106          12550
9/24/2002                         11968          12333
9/25/2002                         12143          12643
9/26/2002                         12294          12875
9/27/2002                         12131          12460
9/30/2002                         12006          12278
10/1/2002                         12206          12770
10/2/2002                         12106          12471
10/3/2002                         11993          12337
10/4/2002                         11818          12060
10/7/2002                         11642          11829
10/8/2002                         11692          12034
10/9/2002                         11492          11707
10/10/2002                        11692          12117
10/11/2002                        11943          12591
10/14/2002                        12018          12683
10/15/2002                        12331          13283
10/16/2002                        12156          12964
10/17/2002                        12356          13254
10/18/2002                        12407          13332
10/21/2002                        12532          13563
10/22/2002                        12407          13419
10/23/2002                        12494          13509
10/24/2002                        12407          13304
10/25/2002                        12507          13532
10/28/2002                        12469          13420
10/29/2002                        12369          13300
10/30/2002                        12469          13431
10/31/2002                        12444          13359
11/1/2002                         12595          13588
11/4/2002                         12670          13700
11/5/2002                         12745          13807
11/6/2002                         12858          13936
11/7/2002                         12682          13620
11/8/2002                         12582          13502
11/11/2002                        12419          13222
11/12/2002                        12482          13325
11/13/2002                        12444          13323
11/14/2002                        12632          13653
11/15/2002                        12682          13738
11/18/2002                        12645          13595
11/19/2002                        12582          13541
11/20/2002                        12720          13805
11/21/2002                        12908          14102
11/22/2002                        12920          14053
11/25/2002                        12945          14089
11/26/2002                        12795          13796
11/27/2002                        13021          14183
11/28/2002                        13021          14183
11/29/2002                        13046          14145
12/2/2002                         13083          14119
12/3/2002                         12933          13911
12/4/2002                         12908          13867
12/5/2002                         12845          13701
12/6/2002                         12895          13787
12/9/2002                         12695          13482
12/10/2002                        12795          13670
12/11/2002                        12795          13681
12/12/2002                        12808          13631
12/13/2002                        12682          13448
12/16/2002                        12870          13765
12/17/2002                        12808          13653
12/18/2002                        12695          13475
12/19/2002                        12632          13374
12/20/2002                        12720          13548
12/23/2002                        12757          13572
12/24/2002                        12732          13498
12/25/2002                        12732          13498
12/26/2002                        12720          13456
12/27/2002                        12582          13246
12/30/2002                        12607          13306
12/31/2002                        12644          13314
1/1/2003                          12644          13314
1/2/2003                          12896          13758
1/3/2003                          12884          13751
1/6/2003                          13023          14060
1/7/2003                          12934          13969
1/8/2003                          12808          13776
1/9/2003                          12972          14044
1/10/2003                         12997          14044
1/13/2003                         12985          14025
1/14/2003                         13010          14107
1/15/2003                         12934          13906
1/16/2003                         12922          13851
1/17/2003                         12795          13657
1/20/2003                         12795          13657
1/21/2003                         12644          13442
1/22/2003                         12581          13304
1/23/2003                         12656          13440
1/24/2003                         12454          13047
1/27/2003                         12265          12836
1/28/2003                         12353          13004
1/29/2003                         12391          13094
1/30/2003                         12240          12798
1/31/2003                         12353          12966
2/3/2003                          12391          13036
2/4/2003                          12277          12852
2/5/2003                          12265          12785
2/6/2003                          12227          12706
2/7/2003                          12126          12578
2/10/2003                         12164          12674
2/11/2003                         12176          12572
2/12/2003                         12037          12417
2/13/2003                         11974          12399
2/14/2003                         12113          12664
2/17/2003                         12113          12664
2/18/2003                         12290          12913
2/19/2003                         12227          12823
2/20/2003                         12214          12702
2/21/2003                         12341          12870
2/24/2003                         12202          12634
2/25/2003                         12176          12725
2/26/2003                         12101          12563
2/27/2003                         12202          12712
2/28/2003                         12265          12771
3/3/2003                          12214          12675
3/4/2003                          12101          12480
3/5/2003                          12126          12604
3/6/2003                          12075          12487
3/7/2003                          12088          12591
3/10/2003                         11898          12266
3/11/2003                         11823          12163
3/12/2003                         11785          12221
3/13/2003                         12050          12643
3/14/2003                         12101          12664
3/17/2003                         12353          13113
3/18/2003                         12391          13169
3/19/2003                         12429          13285
3/20/2003                         12479          13310
3/21/2003                         12656          13616
3/24/2003                         12366          13136
3/25/2003                         12479          13296
3/26/2003                         12454          13224
3/27/2003                         12454          13204
3/28/2003                         12442          13128
3/31/2003                         12328          12895
4/1/2003                          12378          13052
4/2/2003                          12581          13395
4/3/2003                          12543          13328
4/4/2003                          12543          13364
4/7/2003                          12631          13381
4/8/2003                          12606          13361
4/9/2003                          12517          13175
4/10/2003                         12568          13260
4/11/2003                         12555          13211
4/14/2003                         12694          13469
4/15/2003                         12783          13555
4/16/2003                         12682          13389
4/17/2003                         12833          13597
4/18/2003                         12833          13597
4/21/2003                         12833          13573
4/22/2003                         12997          13868
4/23/2003                         13086          13985
4/24/2003                         13023          13869
4/25/2003                         12922          13677
4/28/2003                         13061          13923
4/29/2003                         13086          13970
4/30/2003                         13136          13957
5/1/2003                          13149          13950
5/2/2003                          13275          14160
5/5/2003                          13301          14107
5/6/2003                          13414          14226
5/7/2003                          13376          14156
5/8/2003                          13263          14014
5/9/2003                          13402          14217
5/12/2003                         13515          14396
5/13/2003                         13503          14355
5/14/2003                         13503          14313
5/15/2003                         13578          14427
5/16/2003                         13604          14393
5/19/2003                         13376          14034
5/20/2003                         13364          14018
5/21/2003                         13376          14076
5/22/2003                         13490          14205
5/23/2003                         13515          14226
5/26/2003                         13515          14226
5/27/2003                         13654          14504
5/28/2003                         13679          14533
5/29/2003                         13705          14479
5/30/2003                         13844          14693
6/2/2003                          13919          14745
6/3/2003                          13919          14815
6/4/2003                          14084          15043
6/5/2003                          14159          15103
6/6/2003                          14172          15068
6/9/2003                          14020          14888
6/10/2003                         14096          15024
6/11/2003                         14260          15222
6/12/2003                         14273          15238
6/13/2003                         14185          15087
6/16/2003                         14374          15425
6/17/2003                         14425          15440
6/18/2003                         14374          15417
6/19/2003                         14298          15182
6/20/2003                         14286          15197
6/23/2003                         14122          14983
6/24/2003                         14122          15011
6/25/2003                         14084          14887
6/26/2003                         14122          15053
6/27/2003                         14071          14906
6/30/2003                         14046          14880
7/1/2003                          14084          15002
7/2/2003                          14197          15177
7/3/2003                          14159          15054
7/4/2003                          14159          15054
7/7/2003                          14336          15340
7/8/2003                          14374          15398
7/9/2003                          14336          15313
7/10/2003                         14210          15107
7/11/2003                         14298          15252
7/14/2003                         14387          15339
7/15/2003                         14324          15287
7/16/2003                         14235          15190
7/17/2003                         14071          15003
7/18/2003                         14159          15180
7/21/2003                         14058          14958
7/22/2003                         14109          15100
7/23/2003                         14134          15108
7/24/2003                         14096          15001
7/25/2003                         14210          15262
7/28/2003                         14210          15229
7/29/2003                         14147          15121
7/30/2003                         14084          15096
7/31/2003                         14096          15142
8/1/2003                          13995          14941
8/4/2003                          13970          15028
8/5/2003                          13844          14763
8/6/2003                          13831          14791
8/7/2003                          13907          14899
8/8/2003                          13945          14952
8/11/2003                         13995          15002
8/12/2003                         14096          15151
8/13/2003                         14058          15060
8/14/2003                         14122          15160
8/15/2003                         14134          15165
8/18/2003                         14235          15304
8/19/2003                         14298          15344
8/20/2003                         14324          15314
8/21/2003                         14362          15360
8/22/2003                         14260          15204
8/25/2003                         14235          15214
8/26/2003                         14248          15260
8/27/2003                         14286          15264
8/28/2003                         14349          15357
8/29/2003                         14450          15438
9/1/2003                          14450          15438
9/2/2003                          14602          15652
9/3/2003                          14665          15722
9/4/2003                          14677          15749
9/5/2003                          14614          15648
9/8/2003                          14715          15806
9/9/2003                          14639          15677
9/10/2003                         14475          15490
9/11/2003                         14526          15579
9/12/2003                         14538          15613
9/15/2003                         14513          15555
9/16/2003                         14639          15778
9/17/2003                         14652          15727
9/18/2003                         14791          15936
9/19/2003                         14778          15886
9/22/2003                         14665          15679
9/23/2003                         14740          15774
9/24/2003                         14602          15473
9/25/2003                         14551          15383
9/26/2003                         14450          15287
9/29/2003                         14526          15437
9/30/2003                         14475          15274
10/1/2003                         14690          15616
10/2/2003                         14740          15649
10/3/2003                         14842          15797
10/6/2003                         14905          15866
10/7/2003                         14980          15942
10/8/2003                         14943          15864
10/9/2003                         15031          15940
10/10/2003                        15081          15931
10/13/2003                        15081          16043
10/14/2003                        15195          16106
10/15/2003                        15183          16067
10/16/2003                        15208          16119
10/17/2003                        15081          15954
10/20/2003                        15119          16036
10/21/2003                        15107          16057
10/22/2003                        14968          15818
10/23/2003                        14955          15870
10/24/2003                        14943          15796
10/27/2003                        14968          15830
10/28/2003                        15145          16070
10/29/2003                        15183          16093
10/30/2003                        15183          16080
10/31/2003                        15195          16138
11/3/2003                         15284          16265
11/4/2003                         15258          16177
11/5/2003                         15258          16158
11/6/2003                         15284          16255
11/7/2003                         15309          16184
11/10/2003                        15246          16092
11/11/2003                        15208          16083
11/12/2003                        15359          16274
11/13/2003                        15397          16272
11/14/2003                        15347          16151
11/17/2003                        15220          16048
11/18/2003                        15170          15902
11/19/2003                        15157          16031
11/20/2003                        15094          15896
11/21/2003                        15132          15922
11/24/2003                        15271          16181
11/25/2003                        15309          16210
11/26/2003                        15397          16283
11/27/2003                        15397          16283
11/28/2003                        15435          16280
12/1/2003                         15574          16464
12/2/2003                         15587          16410
12/3/2003                         15574          16386
12/4/2003                         15599          16463
12/5/2003                         15536          16337
12/8/2003                         15599          16458
12/9/2003                         15524          16318
12/10/2003                        15460          16303
12/11/2003                        15574          16493
12/12/2003                        15663          16538
12/15/2003                        15637          16444
12/16/2003                        15650          16554
12/17/2003                        15650          16576
12/18/2003                        15801          16774
12/19/2003                        15814          16767
12/22/2003                        15877          16833
12/23/2003                        15877          16880
12/24/2003                        15940          16850
12/25/2003                        15940          16850
12/26/2003                        15953          16878
12/29/2003                        16105          17094
12/30/2003                        16143          17098
12/31/2003                        16179          17134

                           12 MONTHS        5 YEAR       ANNUALIZED
                             ENDED        ANNUALIZED   SINCE INCEPTION
TOTAL RETURN (%)           12/31/03         RETURN       (12/16/96)
----------------           --------         ------       ----------
Kobren Growth              +28.0%           +4.3%         +7.1%
S&P 500 Index              +28.7%           -0.6%         +7.9%

KOBREN GROWTH FUND (Ticker: KOGRX): After suffering through three rough years, 2003 brought welcome relief for most growth investors. We are especially pleased that while taking on 36% less volatility than the S&P 500 Index, and maintaining a 15% non-equity allocation for most of the year, we were able to keep up with the major market indexes. While underlying fund selections are always important, Kobren Growth's success in 2003 in large part was attributed to our sub-asset allocation decisions.
     We remain overweight in international securities and underweight in the larger capitalization areas of the market. Both decisions paid off handsomely in 2003. In the non-equity positions, we hold both commodity-linked and corporate high yield bonds. Although these sectors slightly underperformed a strong S&P 500 Index for the last six months of the year, we have some continued concerns about the equity market (namely, valuations and sentiment levels), and remain comfortable maintaining this non-equity exposure.
     In the equity sector of the portfolio, long-term holdings in the LONGLEAF funds and OAKMARK SELECT FUND were relative underperformers in their peer groups, though they still posted strong absolute returns this year. Given these funds' disciplined approaches and quality managers, we are continuing to hold them. Our largest international holding, JULIUS BAER INTERNATIONAL EQUITY FUND, has impressed us with its flexible investment style. We continue to like international markets for 2004.

                               ASSET ALLOCATION*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                         65.0%
International                       21.3%
Bond                                14.6%
Cash & Net Other Assets and Liab.   -0.9%

                               TOP TEN HOLDINGS*

KOBREN GROWTH                            STYLE                      ALLOC (%)
----------------------------             ----------------           ----------
Oakmark Select                           Mid Cap Value                 14.7
T. Rowe Price Blue Chip Growth           Large Cap Growth              12.0
Julius Baer International Equity         International                 11.6
Fidelity Blue Chip Growth                Large Cap Growth              10.8
Longleaf Partners Small Cap              Small Cap Value               10.6
PIMCO High Yield                         High Yield Bond                9.9
Longleaf Partners                        Mid Cap Value                  7.1
Fidelity Discovery                       Large Blend                    7.1
Artisan International Small Cap          International                  5.7
Pimco Commodity Real Return Strategy     Specialty                      4.8

TOTAL FUND ASSETS                        $54,647,827


                               STYLE ALLOCATION*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash & Net Other Assets and Liab.   -0.9%
Large Cap Growth                    22.8%
Small Cap Value                     10.6%
Large Cap Blend                      9.7%
Specialty                            4.8%
International                       21.3%
Mid Cap Value                       21.8%
Bonds                                9.9%

*BASED ON TOTAL NET ASSETS.


                                 TOP SECTORS**

                          (TOTALS MAY NOT EQUAL 100%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial Services                  20.7
Consumer Services                   13.4
Healthcare                          11.3
Industrial Materials                10.1
Consumer Goods                       9.0
Media                                8.4
Business Services                    7.6
Telecom                              6.0
Hardware                             5.5
Energy                               4.4
Software                             2.7
Utilities                            0.9

**EQUITIES ONLY
--------------------------------------------------------------------------------
Kobren Insight Management, Inc. is the Adviser for the Kobren Growth Fund, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future results. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and would have been lower in the absence of fee waivers and expense reimbursements. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost.
--------------------------------------------------------------------------------
2 KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT

                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 2003

SHARES     MUTUAL FUNDS - 101.47%                             VALUE (NOTE 1)

           LARGE CAP GROWTH - 22.82%
---------------------------------------------------------------------------
148,677    Fidelity Blue Chip Growth Fund                      $ 5,892,074
231,166    T. Rowe Price Blue Chip Growth Fund                   6,576,678
                                                                -----------
                                                                12,468,752

           MID CAP VALUE - 21.77%
---------------------------------------------------------------------------
129,761    Longleaf Partners Fund                                3,890,237
261,580    Oakmark Select Fund - Class I                         8,009,584
                                                                -----------
                                                                11,899,821

           INTERNATIONAL - 21.26%
---------------------------------------------------------------------------
200,281    Artisan International Small Cap Fund                  3,126,379
235,891    Julius Baer Int'l Equity Fund - Class I               6,338,377
170,794    SSgA Emerging Markets Fund                            2,152,007
                                                                -----------
                                                                11,616,763

           SMALL CAP VALUE - 10.64%
---------------------------------------------------------------------------
201,940    Longleaf Partners Small Cap Fund                      5,817,902

           BOND - 9.89%
---------------------------------------------------------------------------
553,035    PIMCO High Yield Fund - Class I                       5,403,156

           LARGE CAP BLEND - 9.73%
---------------------------------------------------------------------------
375,641    Fidelity Discovery Fund                               3,884,126
51,018     Fidelity Fund                                         1,432,577
                                                                -----------
                                                                 5,316,703

SHARES     MUTUAL FUNDS - 101.47%                             VALUE (NOTE 1)

           SPECIALTY - 4.75%
---------------------------------------------------------------------------
190,055    PIMCO Commodity Real Return
             Strategy Fund - Class I                           $ 2,598,046

           MONEY MARKET FUND - 0.61%
---------------------------------------------------------------------------
331,584    Dreyfus Cash Mgmt Plus Fund (1)                         331,584

           TOTAL MUTUAL FUNDS
           (COST $44,718,042)                                   55,452,727
                                                                -----------

TOTAL INVESTMENTS                           101.47%             55,452,727
(Cost $44,718,042*)

LIABILITIES NET OF CASH
  AND OTHER ASSETS                           -1.47%               (804,900)
                                            -------             -----------

TOTAL NET ASSETS                            100.00%            $54,647,827
                                            =======             ===========
--------------------------------------------------------------------------------
(1) An affiliate of the Custodian

* For Federal income tax purposes, cost is $44,778,552 and appreciation is as follows:
        Unrealized appreciation:     $ 10,674,175
        Unrealized depreciation:               --
                                       ----------
    Net unrealized appreciation:     $ 10,674,175
                                       ==========

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)      $ 55,452,727
Dividends receivable                                                     32,183
Receivable for fund shares sold                                          88,026
Prepaid expenses and other assets                                         4,377
                                                                    ------------
  Total assets                                                       55,577,313
                                                                    ------------

LIABILITIES:
Payable for dividend distribution                                        19,121
Payable for fund shares redeemed                                        838,741
Investment advisory fee payable (Note 2)                                 30,579
Accrued Trustees' fees and expenses (Note 2)                              3,974
Accrued expenses and other payables                                      37,071
                                                                    ------------
  Total liabilities                                                     929,486
                                                                    ------------
NET ASSETS:                                                        $ 54,647,827
                                                                    ============

Investments, at cost                                               $ 44,718,042
                                                                    ============
NET ASSETS CONSIST OF:
Accumulated net investment income                                     $ 100,048
Accumulated net realized loss on investments sold                    (2,337,820)
Net unrealized appreciation of investments                           10,734,685
Paid-in capital                                                      46,150,914
                                                                    ------------
NET ASSETS                                                         $ 54,647,827
                                                                    ============

SHARES OUTSTANDING                                                    4,307,872
                                                                    ============
Net asset value, offering and redemption price per share           $      12.69
                                                                    ============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks. The Adviser absorbs certain expenses of the Kobren Growth Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources:
Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com. Copyright (C)2004
--------------------------------------------------------------------------------
                                    KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT 3

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends                                                     $    991,635
                                                               ------------
  Total investment income                                          991,635
                                                               ------------
EXPENSES:
Investment advisory fee (Note 2)                                   369,790
Administration fee (Note 2)                                         70,510
Transfer agent fees (Note 2)                                        52,066
Sub-transfer agent fees (Note 3)                                    11,051
Custodian fees (Note 2)                                              2,993
Professional fees                                                   29,196
Trustees' fees and expenses (Note 2)                                15,557
Registration and filing fees                                        14,533
Reports to shareholders                                             10,250
Other                                                                7,427
                                                               ------------
  Total expenses                                                   583,373
Expenses reimbursed by investment adviser (Note 2)                 (90,322)
Other reductions (Note 2)                                          (22,062)
                                                               ------------
  Net expenses                                                     470,989
                                                               ------------
NET INVESTMENT INCOME                                              520,646
                                                               ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security  transactions                    1,953,313
Short-term capital gain distributions received                      94,991
Long-term capital gain distributions received                       23,876
Net increase in unrealized appreciation of securities            9,784,184
                                                               ------------
Net realized and unrealized gain on investments                 11,856,364
                                                               ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 12,377,010
                                                               ============


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEARS ENDED DECEMBER 31,
                                                                            2003                      2002
                                                                           ------                    ------
Net investment income                                                 $    520,646              $    306,686
Net realized gain (loss) from security transactions                      1,953,313                (2,166,017)
Short-term capital gain distributions received                              94,991                    58,704
Long-term capital gain distributions received                               23,876                    53,462
Net change in unrealized appreciation (depreciation) of investments      9,784,184                (4,167,293)
                                                                      -------------             -------------
Net increase (decrease) in net assets resulting from operations         12,377,010                (5,914,458)
Distribution to shareholders from:
   Net investment income                                                  (515,589)                 (306,695)
   Short-term capital gain distributions received                               --                   (58,704)
                                                                      -------------             -------------
  Total distributions                                                     (515,589)                 (365,399)

Net decrease in net assets from fund share transactions (Note 5)        (3,704,214)               (2,564,072)
                                                                      -------------             -------------

Net increase (decrease) in net assets                                    8,157,207                (8,843,929)
NET ASSETS:
Beginning of period                                                     46,490,620                55,334,549
                                                                      -------------             -------------
End of period (including line A)                                      $ 54,647,827              $ 46,490,620
                                                                      =============             =============

(A) Accumulated net investment income                                 $    100,048              $         --
                                                                      =============             =============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT

                              FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE YEAR.

                                                           FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR
                                                              ENDED          ENDED           ENDED          ENDED           ENDED
                                                            12/31/2003     12/31/2002     12/31/2001      12/31/2000      12/31/1999
                                                           ------------  ------------   ------------    ------------    ------------
Net asset value - beginning of period                       $  10.01      $  11.37       $   12.32       $   15.34        $  12.54
Net investment income (loss) (1) (b)                            0.12          0.07           (0.04)          (0.04)          (0.04)
Short-term capital gain distributions received                  0.02          0.01            0.01            0.22            0.14
Net realized and unrealized gain (loss) on
  investments                                                   2.66         (1.36)          (0.87)          (1.68)           3.63
                                                           -----------   ------------   ------------    ------------     -----------
Net increase (decrease) in net assets resulting
  from investment operations                                    2.80         (1.28)          (0.90)          (1.50)           3.73

Distributions from net investment income                       (0.12)        (0.07)             --              --              --
Distributions from net realized short-term capital gain
  distributions received                                          --         (0.01)             --           (0.19)          (0.10)
Distributions from net realized capital gain
  on investments                                                  --            --           (0.05)          (1.33)          (0.83)
                                                           -----------   ------------   ------------    ------------     -----------
Total distributions                                            (0.12)        (0.08)          (0.05)          (1.52)          (0.93)

Net asset value - end of period                             $  12.69      $  10.01       $   11.37       $   12.32        $  15.34
                                                           ===========   ============   ============    ============     ===========

Total return (a)                                               27.96%       (11.26)%         (7.28)%         (9.75)%         29.70%
                                                           ===========   ============   ============    ============     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 54,648      $ 46,491       $  55,335       $  63,105        $ 73,151
Ratio of net investment income (loss) to average
  net assets (b)                                                1.06%         0.61%          (0.32)%         (0.41)%         (0.34)%
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and other reductions (2)                1.18%         1.21%           1.08%           1.06%           1.07%
Ratio of operating expenses to average net assets after
  reimbursements and reductions (2)                             0.96%         0.96%           0.96%           0.99%           0.98%
Portfolio turnover rate                                           81%          143%             80%             93%             66%

--------------------------------------------------------------------------------
(a) Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.
(b) Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.
(1) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                    KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT 5

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company.

At a special meeting held on February 11, 2002, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization to exchange shares of Kobren Moderate Growth Fund for shares of Kobren Growth Fund. A summary of the reorganization as of April 26, 2002 is as follows:

FUND                               TOTAL NET ASSETS    UNREALIZED GAIN    SHARES EXCHANGED    NET ASSET VALUE
----                               ----------------    ---------------    ----------------    ---------------
Kobren Moderate Growth Fund          $19,984,387         $1,235,942          1,895,468            $10.54


                                 NET ASSETS        PROCEEDS      NET ASSETS     SHARES ISSUED
FUND                           PRIOR TO MERGER    FROM MERGER   AFTER MERGER     IN EXCHANGE    NET ASSET VALUE
----                           ---------------    -----------   ------------    ------------    ---------------
Kobren Growth Fund               $36,317,000      $19,984,387    $56,301,387     1,731,711           $11.54

As of December 31, 2003, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2003 and 2002 was as follows:

                                           DISTRIBUTIONS PAID IN 2003           DISTRIBUTIONS PAID IN 2002
                                       --------------------------------     -----------------------------------
                                         ORDINARY          LONG-TERM         ORDINARY            LONG-TERM
                                          INCOME          CAPITAL GAINS       INCOME           CAPITAL GAINS
                                       ------------      --------------     -----------        ----------------
Kobren Growth Fund                        $ 515,589       $   --            $ 365,399          $   --

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                      CAPITAL LOSS      UNDISTRIBUTED      UNDISTRIBUTED      UNREALIZED
                                      CARRYFORWARD     ORDINARY INCOME    LONG-TERM GAIN     APPRECIATION
                                      -------------    ---------------    --------------    --------------
Kobren Growth Fund                    $ (2,277,310)    $   119,169        $    --            $ 10,674,175

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $94,991, $(88,871) and $(6,120) were reclassified at December 31, 2003 among undistributed net investment income, accumulated net realized loss on investments and paid-in capital for the Fund. These reclasses are related to short-term capital gain dividends received and return of capital adjustments due to REIT adjustments. The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and return of capital adjustments due to REIT adjustments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable. For the year ended December 31, 2003, the Fund had capital loss carryforwards of $326,295 expiring on December 31, 2008 from Moderate Growth Fund and $1,548,226 and $402,789 from Growth Fund expiring on December 31, 2009 and 2011, respectively.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.
--------------------------------------------------------------------------------
6 KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT

                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

2. INVESTMENT  ADVISORY FEE,  ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:
The Trust has entered into an investment advisory agreement with Kobren Insight Management, Inc. ("KIM"). The Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses to 0.25% of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser. The Fund also receives reimbursement of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolio of the Fund.

For the year ended December 31, 2003, expense reimbursements were as follows:

                       EXPENSES REIMBURSED BY INVESTMENT ADVISER     OTHER REDUCTIONS (1)
                       -----------------------------------------     --------------------
Kobren Growth Fund                    $ 90,322                            $ 22,062

(1) Reimbursement of 12b-1 distribution fees.

The Trust has also entered into an administration agreement with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly whollyowned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks.

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the year ended December 31, 2003, were $39,280,707 and $40,940,352 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST: As of December 31, 2003, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                        YEAR ENDED DECEMBER 31, 2003            YEAR ENDED DECEMBER 31, 2002
                                                       SHARES                 AMOUNT           SHARES                 AMOUNT
                                                       ------                 ------           ------                 ------
Shares sold                                            458,246             $  5,053,499        700,309             $  7,481,746
Shares issued as reinvestment of distributions          39,123                  496,467         35,724                  357,599
Shares issued due to merger (Note 1)                        --                       --      1,731,711               19,984,387
Shares redeemed                                       (832,993)              (9,254,180)    (2,690,648)             (30,387,804)
                                                     ----------             ------------    -----------             ------------
Net decrease                                          (335,624)            $ (3,704,214)      (222,904)            $ (2,564,072)
                                                     ==========             ============    ===========             ============

At December 31, 2003, KIM and its affiliates owned 575,900 shares of the Fund representing 13.4% of the total outstanding shares.

6. RISK FACTORS OF THE FUND: Indirectly investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Kobren Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kobren Growth Fund ("Fund") at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
February 12, 2004
--------------------------------------------------------------------------------
                                    KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT 7

             ADDITIONAL INFORMATION (UNAUDITED) - DECEMBER 31, 2003

TAX INFORMATION:

The percentage of income from direct obligations of the U.S. Government in the Fund was 2.20%

For the fiscal year ended December 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Kobren Growth Fund designated $202,523 (from 01/01/03 to 12/31/03), as taxed at a rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

INFORMATION ABOUT TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (toll-free) 1-800-456-2736.

------------------------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                                       NUMBER OF PORT-
                                  OFFICE AND                                                     FOLIOS IN FUND  OTHER TRUSTEESHIPS/
 NAME, ADDRESS, AGE AND            LENGTH OF                                                      COMPLEX OVER-     DIRECTORSHIPS
 POSITION(S) WITH TRUST          TIME SERVED 1      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  SEEN  BY TRUSTEE  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                    7 years          Chief Financial Officer and Treasurer of              2             None
c/o 20 William Street, Suite 310                    International Data Group Inc., a
Wellesley Hills, MA 02481                           publishing company.
Age: 53, Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                     7 years          Chief Financial Officer of Net2Phone, Inc., a         2            Virtual
c/o 20 William Street, Suite 310                    provider of Voice over Internet Protocol telephony            Communities, Inc.,
Wellesley Hills, MA 02481                           services,  from  November 2002  to  present;  Chief               Emisphere
Age: 53, Trustee                                    Financial Officer of Virtual Communities, Inc, a              Technologies, Inc.
                                                    software provider, from July 2000 to the present;
                                                    Consultant  for Turnberry Consulting  from  October
                                                    1999  to  November  2002; Executive  V.P. and Chief
                                                    Financial Officer of Enhance Financial Services
                                                    Group, Inc., from July 1996 to September 1999.
------------------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb                 5 years          Vice President and Assistant General Counsel of       2             None
c/o 20 William Street, Suite 310                    Andrx Corp. since March 2000; Partner at Hughes
Wellesley Hills, MA 02481                           Hubbard & Reed LLP, a law firm, and associated
Age: 48, Trustee                                    with the firm  from  July 1989 through July 2000.
------------------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                   7 years          Senior Vice President and General Counsel of          2             None
c/o 20 William Street, Suite 310                    Children's Hospital Boston since April 1997; Vice
Wellesley Hills, MA 02481                           President and General Counsel of Children's
Age: 53, Trustee                                    Hospital Boston from April 1986 to April 1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                           INTERESTED TRUSTEES 2
------------------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                     7 years          President of Mutual Fund Investors Association,       2             None
20 William Street, Suite 310                        Inc. since 1985; President of Kobren Insight
Wellesley Hills, MA 02481                           Management, Inc. and Kobren Insight Brokerage, Inc.
Age: 50                                             since 1987. These are a financial publishing concern,
Chairman and President                              a registered investment advisory firm and a registered
                                                    broker-dealer, respectively. Since 2001, Managing
                                                    Director of Alumni Capital, LLC, a General Partner
                                                    to a private investment partnership.
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano              7 years          Retired. From December 1994 to June 1997, Chief       2        Puradyn Filter
c/o 20 William Street, Suite 310                    Administrative Officer of Kobren Insight                    Technologies, Inc.,
Wellesley Hills, MA 02481                           Management, Inc. and a registered representative of             ResortQuest
Age 62, Trustee                                     Kobren Insight Brokerage, Inc.                               International, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                      7 years          Managing Director of Kobren Insight Management,       N/A           N/A
20 William Street, Suite 310                        Inc. and Managing Director and a registered
Wellesley Hills, MA 02481                           representative of Kobren Insight Brokerage, Inc.
Age: 42                                             Since 2001, Managing Director of Alumni Capital,
Chief Financial Officer, Vice                       LLC, a General Partner to a private investment
President, Treasurer, Secretary                     partnership.
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

1 Trustees will serve for an indefinite  term until the earliest of a Trustee's:
  (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

2 "Interested person" of the Trust as defined in the Investment Company Act of
  1940. Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.
--------------------------------------------------------------------------------

8 KOBREN INSIGHT FUNDS -- 2003 ANNUAL REPORT

[LOGO OMITTED - KOBREN INSIGHT FUNDS]

DELPHI VALUE FUND

ANNUAL REPORT              DECEMBER 31, 2003
--------------------------------------------------------------------------------
Dear Fellow Shareholders,

     It hardly seems possible that five years have elapsed since the launch of Delphi Value Fund on December 23, 1998. During that period, we witnessed the collapse of the stock market bubble with concomitantly poor results for the US equity markets. Nonetheless, we are pleased to report that your Fund's cumulative return since inception outpaced the general market index, the Standard & Poor's 500 Index, by a wide margin, +61.3%, (+63.5% for the Institutional class) to -2.7%. As Benjamin Graham, the father of value investing, notably stated, "Value will out." For the calendar year 2003, the Delphi Value Fund surged 32.6% (33.0% for the Institutional class) versus 28.7% for the S&P 500 Index and 38.1% for the Russell Midcap Value Index. Most disturbing, speculative fever reemerged in the past year; witness the large advances in biotech, Internet, and technology shares. Companies with no earnings outperformed corporations with earnings. For example, the USA Today Internet 50 and the NASDAQ Composite rallied, 66.6% and 50.5%, respectively.
     While we are  sanguine  about the  prospects  for a continued  stock market rally in 2004, we do not expect another 20% plus uptick for the year. Ostensibly, with the S&P 500 at 1111.92, or 20.2x estimated 2004 earnings, and above 3x book value, one could conclude that equities, as a whole, are expensive by historical standards. Given the low level of nominal interest rates, we posit that the S&P 500 is roughly 8 to 9% undervalued headed into 2004. Most of the economic indicators are favorable. Real gross domestic product should grow 4 to 4 1/2%, inflation should remain below 2%, the Fed should remain accommodative until the November elections, and corporate profits should grow by double digits. The major negatives are four-fold: (i) the federal budgetary deficit is exploding to $450 billion; (ii) the trade deficit will top $500 billion; (iii) the Bush administration does not appear willing to defend the US dollar, particularly against the Euro, for fear of raising domestic interest rates and removing the "mortgage refi" stimulus; and (iv) job creation has been practically nonexistent. Consumers require paychecks. It is our contention that, whichever party takes control of the White House in the upcoming election, it must seriously address the federal deficits. With the baby boomers' retirement looming on the not too distant horizon, massive deficits are not sustainable.
     An analysis of the second half winners indicates that the top performers emanated from three major industrial categories; namely manufacturing, energy, and homebuilding. Manufacturers like American Axle (+69.1%) and Alcoa (+49.0%), builders such as D.R. Horton (+53.9%) and Toll Brothers (+40.4%), and energy related shares like OMI Corp (+45.0%) and Nexen (+42.7%) led the percentage gainers. XL Capital, a Bermuda reinsurer, posted a miniscule 6.6% decline in the second half. Purchases comprised three principal groupings: fallen angels (Merck), industrial rebound candidates (Dow Chemical), and generally obscure names (Cable Design Technologies, General Cable, Lamson & Sessions, Local Financial, Polyair Inter Pack, and Sensient Technologies). To-date, Dow Chemical, Cable Design, and Local Financial (Oklahoma) have already rallied more than 25% since their respective purchases. We divested several holdings with gains because of full valuations; namely, Harte Hanks (advertising), Lyondell (chemicals), General Dynamics (aerospace), and St. Joe Corp (real estate development). Moreover, we affected selective losses in Gulfmark, Jack in the Box, and CNA Surety to offset some of the realized gains. Most holdings represent between 1% and 2% of the portfolio.
     Congruent with our stated objectives of purchasing good businesses with high returns on equity and low price/earnings ratios, the latest Russell/Mellon survey (September 30, 2003) calculated the Delphi Value Fund multiple at 12.7x one year forecast earnings per share and an after-tax ROE of 16.7%. For the record, the historical earnings growth rate of the portfolio holdings has been 13.1% per annum over the past ten years, a figure far exceeding that of the S&P 500, Russell 2500 Value, and Russell Midcap Value indices.
     We thank you for your continued support of Delphi Value Fund and wish you good financial results in 2004.

                                        Very truly yours,

                                        /S/ SCOTT M. BLACK
                                        Scott M. Black
                                        Portfolio Manager

[BEGIN SIDEBAR]
[PHOTO OMITTED - SCOTT M. BLACK]
SCOTT M. BLACK
[END SIDEBAR]

12/23/98 12/31/99 12/31/00 12/31/01 12/31/02 12/31/03
Delphi Value Fund Retail Class
Russell Midcap Value Index

--------------------------------------------------------------------------------
FUND OVERVIEW
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------
VALUE OF $10,000 INVESTED 12/23/98

                       Delphi Value     Russell Midcap Value
12/23/1998                 10000                10000
12/24/1998                 10000                10000
12/25/1998                 10000                9995
12/28/1998                 10000                9995
12/29/1998                 10020                10081
12/30/1998                 10040                10119
12/31/1998                 10120                10267
1/1/1999                   10120                10267
1/4/1999                   10130                10246
1/5/1999                   10160                10330
1/6/1999                   10260                10480
1/7/1999                   10260                10421
1/8/1999                   10290                10482
1/11/1999                  10260                10416
1/12/1999                  10240                10290
1/13/1999                  10210                10204
1/14/1999                  10130                10049
1/15/1999                  10210                10235
1/18/1999                  10210                10235
1/19/1999                  10260                10225
1/20/1999                  10280                10173
1/21/1999                  10210                10103
1/22/1999                  10210                10013
1/25/1999                  10260                10057
1/26/1999                  10270                10083
1/27/1999                  10190                9948
1/28/1999                  10190                9999
1/29/1999                  10250                10028
2/1/1999                   10340                10014
2/2/1999                   10320                9959
2/3/1999                   10380                10041
2/4/1999                   10280                9958
2/5/1999                   10250                9922
2/8/1999                   10240                9959
2/9/1999                   10150                9842
2/10/1999                  10120                9791
2/11/1999                  10200                9875
2/12/1999                  10110                9735
2/15/1999                  10110                9735
2/16/1999                  10150                9777
2/17/1999                  10050                9699
2/18/1999                  10060                9808
2/19/1999                  10110                9821
2/22/1999                  10220                9994
2/23/1999                  10180                9955
2/24/1999                  10110                9894
2/25/1999                  10070                9823
2/26/1999                  10040                9808
3/1/1999                   10080                9813
3/2/1999                   10080                9838
3/3/1999                   10050                9814
3/4/1999                   10140                9912
3/5/1999                   10210                10051
3/8/1999                   10200                10051
3/9/1999                   10150                10000
3/10/1999                  10200                10057
3/11/1999                  10250                10103
3/12/1999                  10260                10120
3/15/1999                  10240                10155
3/16/1999                  10210                10131
3/17/1999                  10160                10130
3/18/1999                  10160                10237
3/19/1999                  10170                10157
3/22/1999                  10140                10134
3/23/1999                  9960                 9932
3/24/1999                  9990                 10008
3/25/1999                  10110                10069
3/26/1999                  10150                10002
3/29/1999                  10280                10104
3/30/1999                  10240                9977
3/31/1999                  10240                9948
4/1/1999                   10240                9983
4/2/1999                   10240                9983
4/5/1999                   10290                10075
4/6/1999                   10260                10007
4/7/1999                   10260                9976
4/8/1999                   10320                10086
4/9/1999                   10400                10125
4/12/1999                  10490                10222
4/13/1999                  10540                10236
4/14/1999                  10580                10315
4/15/1999                  10670                10454
4/16/1999                  10790                10536
4/19/1999                  10780                10625
4/20/1999                  10740                10633
4/21/1999                  10840                10719
4/22/1999                  10890                10727
4/23/1999                  10910                10733
4/26/1999                  10900                10703
4/27/1999                  10920                10754
4/28/1999                  11010                10879
4/29/1999                  11040                10922
4/30/1999                  11010                10890
5/3/1999                   11170                11105
5/4/1999                   11130                11048
5/5/1999                   11180                11095
5/6/1999                   11150                11054
5/7/1999                   11250                11130
5/10/1999                  11260                11142
5/11/1999                  11310                11192
5/12/1999                  11370                11219
5/13/1999                  11450                11276
5/14/1999                  11270                11099
5/17/1999                  11150                11063
5/18/1999                  11160                11005
5/19/1999                  11210                11114
5/20/1999                  11250                11124
5/21/1999                  11280                11122
5/24/1999                  11150                11004
5/25/1999                  11030                10900
5/26/1999                  11040                10969
5/27/1999                  10950                10830
5/28/1999                  11070                10935
5/31/1999                  11070                10935
6/1/1999                   11030                10918
6/2/1999                   11030                10916
6/3/1999                   11040                10938
6/4/1999                   11140                11016
6/7/1999                   11210                11110
6/8/1999                   11160                11014
6/9/1999                   11150                11008
6/10/1999                  11090                10937
6/11/1999                  11050                10891
6/14/1999                  10990                10929
6/15/1999                  11060                10992
6/16/1999                  11150                11111
6/17/1999                  11250                11152
6/18/1999                  11210                11191
6/21/1999                  11270                11169
6/22/1999                  11240                11099
6/23/1999                  11240                11073
6/24/1999                  11140                10919
6/25/1999                  11180                10901
6/28/1999                  11250                10991
6/29/1999                  11330                11075
6/30/1999                  11450                11060
7/1/1999                   11510                11135
7/2/1999                   11540                11179
7/5/1999                   11540                11179
7/6/1999                   11560                11173
7/7/1999                   11560                11174
7/8/1999                   11550                11146
7/9/1999                   11560                11198
7/12/1999                  11590                11171
7/13/1999                  11570                11123
7/14/1999                  11650                11135
7/15/1999                  11700                11174
7/16/1999                  11730                11190
7/19/1999                  11700                11150
7/20/1999                  11540                11028
7/21/1999                  11550                11061
7/22/1999                  11450                11028
7/23/1999                  11370                10982
7/26/1999                  11280                10933
7/27/1999                  11360                10994
7/28/1999                  11370                10957
7/29/1999                  11250                10811
7/30/1999                  11220                10783
8/2/1999                   11190                10796
8/3/1999                   11110                10710
8/4/1999                   10980                10646
8/5/1999                   11020                10656
8/6/1999                   10970                10588
8/9/1999                   10950                10598
8/10/1999                  10820                10444
8/11/1999                  10980                10566
8/12/1999                  10970                10549
8/13/1999                  11070                10659
8/16/1999                  11050                10646
8/17/1999                  11100                10709
8/18/1999                  11000                10648
8/19/1999                  10960                10644
8/20/1999                  10970                10698
8/23/1999                  11040                10796
8/24/1999                  10980                10750
8/25/1999                  10890                10752
8/26/1999                  10860                10670
8/27/1999                  10800                10598
8/30/1999                  10690                10418
8/31/1999                  10650                10410
9/1/1999                   10710                10489
9/2/1999                   10610                10397
9/3/1999                   10830                10597
9/6/1999                   10830                10597
9/7/1999                   10890                10563
9/8/1999                   10890                10510
9/9/1999                   10890                10541
9/10/1999                  10930                10562
9/13/1999                  10870                10510
9/14/1999                  10780                10425
9/15/1999                  10700                10362
9/16/1999                  10640                10294
9/17/1999                  10740                10353
9/20/1999                  10680                10272
9/21/1999                  10500                10081
9/22/1999                  10480                10068
9/23/1999                  10270                9906
9/24/1999                  10220                9829
9/27/1999                  10280                9874
9/28/1999                  10210                9781
9/29/1999                  10260                9822
9/30/1999                  10340                9884
10/1/1999                  10310                9846
10/4/1999                  10480                9988
10/5/1999                  10400                9924
10/6/1999                  10490                10031
10/7/1999                  10420                9975
10/8/1999                  10430                10022
10/11/1999                 10500                10057
10/12/1999                 10410                9939
10/13/1999                 10240                9813
10/14/1999                 10250                9849
10/15/1999                 10070                9646
10/18/1999                 9980                 9651
10/19/1999                 9970                 9627
10/20/1999                 10030                9688
10/21/1999                 10020                9637
10/22/1999                 10260                9801
10/25/1999                 10240                9789
10/26/1999                 10150                9706
10/27/1999                 10250                9810
10/28/1999                 10510                10041
10/29/1999                 10680                10175
11/1/1999                  10630                10129
11/2/1999                  10700                10182
11/3/1999                  10710                10176
11/4/1999                  10720                10192
11/5/1999                  10760                10255
11/8/1999                  10780                10282
11/9/1999                  10770                10208
11/10/1999                 10850                10213
11/11/1999                 10830                10186
11/12/1999                 10940                10271
11/15/1999                 10970                10325
11/16/1999                 11100                10427
11/17/1999                 11030                10390
11/18/1999                 11080                10381
11/19/1999                 11040                10322
11/22/1999                 10930                10191
11/23/1999                 10760                10049
11/24/1999                 10780                10055
11/25/1999                 10780                10055
11/26/1999                 10810                10032
11/29/1999                 10720                9891
11/30/1999                 10720                9989
12/1/1999                  10770                10006
12/2/1999                  10810                10041
12/3/1999                  10900                10156
12/6/1999                  10820                10059
12/7/1999                  10750                9974
12/8/1999                  10690                9918
12/9/1999                  10670                9868
12/10/1999                 10680                9876
12/13/1999                 10620                9822
12/14/1999                 10510                9791
12/15/1999                 10490                9847
12/16/1999                 10540                9839
12/17/1999                 10620                9857
12/20/1999                 10720                9802
12/21/1999                 10810                9893
12/22/1999                 10790                9900
12/23/1999                 10910                10040
12/24/1999                 10910                10040
12/27/1999                 10960                10014
12/28/1999                 11012                10071
12/29/1999                 11113                10142
12/30/1999                 11133                10181
12/31/1999                 11264                10256
1/3/2000                   10982                10004
1/4/2000                   10730                9774
1/5/2000                   10670                9851
1/6/2000                   10690                9963
1/7/2000                   10871                10145
1/10/2000                  11233                10160
1/11/2000                  11093                10059
1/12/2000                  11062                10027
1/13/2000                  11264                10166
1/14/2000                  11354                10185
1/17/2000                  11354                10185
1/18/2000                  11455                10127
1/19/2000                  11495                10125
1/20/2000                  11405                9992
1/21/2000                  11435                9980
1/24/2000                  11193                9787
1/25/2000                  11163                9717
1/26/2000                  11193                9758
1/27/2000                  11093                9721
1/28/2000                  10901                9543
1/31/2000                  10871                9643
2/1/2000                   10992                9693
2/2/2000                   11103                9694
2/3/2000                   11193                9779
2/4/2000                   11183                9731
2/7/2000                   11183                9687
2/8/2000                   11193                9695
2/9/2000                   11042                9526
2/10/2000                  11133                9476
2/11/2000                  11052                9354
2/14/2000                  11032                9388
2/15/2000                  11113                9489
2/16/2000                  11082                9445
2/17/2000                  11042                9449
2/18/2000                  10811                9233
2/21/2000                  10811                9233
2/22/2000                  10841                9263
2/23/2000                  10901                9233
2/24/2000                  10931                9130
2/25/2000                  10851                9046
2/28/2000                  10962                9118
2/29/2000                  11193                9239
3/1/2000                   11415                9335
3/2/2000                   11395                9267
3/3/2000                   11596                9393
3/6/2000                   11626                9295
3/7/2000                   11485                9172
3/8/2000                   11465                9184
3/9/2000                   11626                9322
3/10/2000                  11626                9326
3/13/2000                  11485                9266
3/14/2000                  11354                9180
3/15/2000                  11374                9466
3/16/2000                  11908                9993
3/17/2000                  12009                9929
3/20/2000                  11858                9876
3/21/2000                  12029                10005
3/22/2000                  12089                10038
3/23/2000                  12139                10182
3/24/2000                  12240                10184
3/27/2000                  12220                10084
3/28/2000                  12210                10074
3/29/2000                  12129                10092
3/30/2000                  12129                10163
3/31/2000                  12391                10359
4/3/2000                   12200                10310
4/4/2000                   12029                10207
4/5/2000                   12079                10241
4/6/2000                   12270                10344
4/7/2000                   12280                10334
4/10/2000                  12109                10298
4/11/2000                  12109                10362
4/12/2000                  12019                10387
4/13/2000                  11868                10335
4/14/2000                  11223                9821
4/17/2000                  11334                9929
4/18/2000                  11666                10110
4/19/2000                  11666                10053
4/20/2000                  11747                10123
4/21/2000                  11747                10123
4/24/2000                  11656                10168
4/25/2000                  12029                10452
4/26/2000                  12039                10396
4/27/2000                  12049                10362
4/28/2000                  12119                10401
5/1/2000                   12250                10527
5/2/2000                   12059                10431
5/3/2000                   11797                10238
5/4/2000                   11908                10340
5/5/2000                   12039                10391
5/8/2000                   11958                10436
5/9/2000                   11898                10410
5/10/2000                  11626                10273
5/11/2000                  11888                10501
5/12/2000                  11968                10557
5/15/2000                  12119                10702
5/16/2000                  12190                10755
5/17/2000                  12089                10661
5/18/2000                  11958                10684
5/19/2000                  11747                10502
5/22/2000                  11646                10505
5/23/2000                  11556                10444
5/24/2000                  11586                10524
5/25/2000                  11535                10393
5/26/2000                  11505                10390
5/29/2000                  11505                10390
5/30/2000                  11847                10568
5/31/2000                  12029                10580
6/1/2000                   12180                10772
6/2/2000                   12401                10884
6/5/2000                   12260                10748
6/6/2000                   12170                10715
6/7/2000                   12170                10718
6/8/2000                   12250                10681
6/9/2000                   12310                10697
6/12/2000                  12220                10666
6/13/2000                  12300                10720
6/14/2000                  12321                10727
6/15/2000                  12341                10671
6/16/2000                  12310                10594
6/19/2000                  12341                10606
6/20/2000                  12290                10579
6/21/2000                  12230                10569
6/22/2000                  12160                10437
6/23/2000                  12129                10426
6/26/2000                  12099                10424
6/27/2000                  12109                10425
6/28/2000                  12240                10457
6/29/2000                  12250                10425
6/30/2000                  12119                10185
7/3/2000                   12270                10380
7/4/2000                   12270                10380
7/5/2000                   12029                10335
7/6/2000                   12039                10371
7/7/2000                   12139                10473
7/10/2000                  12220                10516
7/11/2000                  12250                10610
7/12/2000                  12401                10675
7/13/2000                  12431                10690
7/14/2000                  12542                10755
7/17/2000                  12472                10703
7/18/2000                  12371                10660
7/19/2000                  12280                10597
7/20/2000                  12300                10644
7/21/2000                  12149                10547
7/24/2000                  12039                10494
7/25/2000                  12129                10504
7/26/2000                  12089                10419
7/27/2000                  12029                10482
7/28/2000                  11847                10381
7/31/2000                  11958                10423
8/1/2000                   12039                10566
8/2/2000                   12119                10607
8/3/2000                   12119                10667
8/4/2000                   12190                10784
8/7/2000                   12341                10901
8/8/2000                   12341                10933
8/9/2000                   12391                10874
8/10/2000                  12341                10850
8/11/2000                  12472                10991
8/14/2000                  12653                11067
8/15/2000                  12572                10987
8/16/2000                  12592                10983
8/17/2000                  12763                11040
8/18/2000                  12723                10995
8/21/2000                  12713                11000
8/22/2000                  12753                11027
8/23/2000                  12794                10989
8/24/2000                  12814                10949
8/25/2000                  12804                10942
8/28/2000                  12814                10956
8/29/2000                  12884                10949
8/30/2000                  12894                10984
8/31/2000                  12894                11062
9/1/2000                   13086                11099
9/4/2000                   13086                11099
9/5/2000                   12945                11149
9/6/2000                   12914                11253
9/7/2000                   13005                11252
9/8/2000                   13005                11280
9/11/2000                  13106                11399
9/12/2000                  13075                11371
9/13/2000                  13005                11344
9/14/2000                  13086                11325
9/15/2000                  13025                11281
9/18/2000                  12733                11036
9/19/2000                  12703                10985
9/20/2000                  12653                10872
9/21/2000                  12532                10813
9/22/2000                  12472                10873
9/25/2000                  12522                10884
9/26/2000                  12522                10900
9/27/2000                  12562                10980
9/28/2000                  12784                11181
9/29/2000                  12834                11168
9/30/2000                  12834                11168
10/2/2000                  12844                11198
10/3/2000                  12784                11153
10/4/2000                  12804                11093
10/5/2000                  12723                11050
10/6/2000                  12522                10908
10/9/2000                  12542                10915
10/10/2000                 12451                10891
10/11/2000                 12361                10815
10/12/2000                 12180                10609
10/13/2000                 12461                10763
10/16/2000                 12280                10827
10/17/2000                 12019                10643
10/18/2000                 11988                10575
10/19/2000                 12341                10760
10/20/2000                 12532                10804
10/23/2000                 12572                10795
10/24/2000                 12562                10876
10/25/2000                 12290                10780
10/26/2000                 12331                10758
10/27/2000                 12391                10912
10/30/2000                 12562                11225
10/31/2000                 12794                11381
11/1/2000                  12794                11404
11/2/2000                  12874                11418
11/3/2000                  12844                11355
11/6/2000                  12794                11380
11/7/2000                  12844                11393
11/8/2000                  12763                11402
11/9/2000                  12582                11334
11/10/2000                 12401                11234
11/13/2000                 12381                11187
11/14/2000                 12592                11280
11/15/2000                 12713                11374
11/16/2000                 12633                11337
11/17/2000                 12612                11338
11/20/2000                 12401                11228
11/21/2000                 12351                11264
11/22/2000                 12230                11111
11/23/2000                 12230                11111
11/24/2000                 12421                11221
11/27/2000                 12482                11237
11/28/2000                 12290                11222
11/29/2000                 12210                11308
11/30/2000                 11998                11232
12/1/2000                  12109                11317
12/4/2000                  12149                11417
12/5/2000                  12492                11561
12/6/2000                  12371                11471
12/7/2000                  12391                11448
12/8/2000                  12723                11643
12/11/2000                 12975                11681
12/12/2000                 12874                11631
12/13/2000                 12733                11539
12/14/2000                 12512                11373
12/15/2000                 12441                11289
12/18/2000                 12582                11534
12/19/2000                 12572                11544
12/20/2000                 12230                11449
12/21/2000                 12321                11571
12/22/2000                 12663                11785
12/25/2000                 12663                11785
12/26/2000                 12814                11955
12/27/2000                 12958                12148
12/28/2000                 13233                12283
12/29/2000                 13212                12223
12/30/2000                 13212                12223
12/31/2000                 13212                12223
1/1/2001                   13212                12223
1/2/2001                   12887                11916
1/3/2001                   13344                12062
1/4/2001                   13375                11900
1/5/2001                   13172                11750
1/8/2001                   13070                11781
1/9/2001                   13019                11749
1/10/2001                  13192                11843
1/11/2001                  13354                11769
1/12/2001                  13344                11712
1/15/2001                  13344                11712
1/16/2001                  13405                11817
1/17/2001                  13466                11781
1/18/2001                  13436                11713
1/19/2001                  13395                11610
1/22/2001                  13344                11744
1/23/2001                  13476                11916
1/24/2001                  13537                11947
1/25/2001                  13558                12049
1/26/2001                  13497                12013
1/29/2001                  13588                12118
1/30/2001                  13731                12182
1/31/2001                  13741                12179
2/1/2001                   13751                12200
2/2/2001                   13690                12181
2/5/2001                   13731                12264
2/6/2001                   13761                12277
2/7/2001                   13751                12320
2/8/2001                   13700                12316
2/9/2001                   13649                12293
2/12/2001                  13812                12377
2/13/2001                  13792                12403
2/14/2001                  13812                12314
2/15/2001                  13924                12342
2/16/2001                  13802                12317
2/19/2001                  13802                12317
2/20/2001                  13629                12241
2/21/2001                  13476                12104
2/22/2001                  13405                12049
2/23/2001                  13253                11963
2/26/2001                  13487                12186
2/27/2001                  13426                12191
2/28/2001                  13273                12127
3/1/2001                   13304                12106
3/2/2001                   13415                12237
3/5/2001                   13537                12285
3/6/2001                   13720                12335
3/7/2001                   13832                12466
3/8/2001                   13883                12540
3/9/2001                   13700                12404
3/12/2001                  13273                12084
3/13/2001                  13344                12042
3/14/2001                  13111                11797
3/15/2001                  13141                11857
3/16/2001                  12938                11696
3/19/2001                  13121                11818
3/20/2001                  13019                11716
3/21/2001                  12826                11493
3/22/2001                  12602                11221
3/23/2001                  12796                11399
3/26/2001                  12907                11609
3/27/2001                  13090                11718
3/28/2001                  12806                11617
3/29/2001                  12735                11657
3/30/2001                  12897                11791
3/31/2001                  12897                11791
4/2/2001                   12653                11727
4/3/2001                   12348                11456
4/4/2001                   12318                11496
4/5/2001                   12836                11757
4/6/2001                   12613                11538
4/9/2001                   12714                11680
4/10/2001                  12999                11915
4/11/2001                  13050                11808
4/12/2001                  13243                11884
4/13/2001                  13243                11884
4/16/2001                  13222                11902
4/17/2001                  13273                12018
4/18/2001                  13649                12249
4/19/2001                  13731                12204
4/20/2001                  13649                12107
4/23/2001                  13497                12083
4/24/2001                  13426                12072
4/25/2001                  13609                12179
4/26/2001                  13781                12311
4/27/2001                  13883                12433
4/30/2001                  13893                12440
5/1/2001                   13934                12483
5/2/2001                   13873                12421
5/3/2001                   13741                12297
5/4/2001                   13903                12436
5/7/2001                   13863                12423
5/8/2001                   13883                12405
5/9/2001                   13873                12433
5/10/2001                  13944                12494
5/11/2001                  13883                12453
5/14/2001                  13924                12520
5/15/2001                  14005                12553
5/16/2001                  14249                12809
5/17/2001                  14391                12873
5/18/2001                  14452                12898
5/21/2001                  14635                13012
5/22/2001                  14635                13002
5/23/2001                  14371                12886
5/24/2001                  14310                12873
5/25/2001                  14269                12797
5/28/2001                  14269                12797
5/29/2001                  14178                12763
5/30/2001                  13974                12681
5/31/2001                  14076                12793
6/1/2001                   14127                12784
6/4/2001                   14188                12827
6/5/2001                   14361                12921
6/6/2001                   14188                12810
6/7/2001                   14188                12789
6/8/2001                   14107                12758
6/11/2001                  14015                12700
6/12/2001                  14015                12700
6/13/2001                  13924                12647
6/14/2001                  13680                12447
6/15/2001                  13588                12461
6/18/2001                  13507                12450
6/19/2001                  13476                12484
6/20/2001                  13598                12554
6/21/2001                  13649                12575
6/22/2001                  13588                12496
6/25/2001                  13507                12405
6/26/2001                  13527                12452
6/27/2001                  13558                12464
6/28/2001                  13649                12533
6/29/2001                  13741                12622
6/30/2001                  13741                12622
7/2/2001                   13741                12680
7/3/2001                   13771                12674
7/4/2001                   13771                12674
7/5/2001                   13731                12647
7/6/2001                   13527                12460
7/9/2001                   13487                12465
7/10/2001                  13334                12363
7/11/2001                  13294                12350
7/12/2001                  13487                12548
7/13/2001                  13527                12596
7/16/2001                  13385                12509
7/17/2001                  13487                12580
7/18/2001                  13405                12559
7/19/2001                  13476                12582
7/20/2001                  13436                12499
7/23/2001                  13324                12371
7/24/2001                  13172                12155
7/25/2001                  13304                12300
7/26/2001                  13456                12415
7/27/2001                  13476                12434
7/30/2001                  13527                12477
7/31/2001                  13537                12572
8/1/2001                   13659                12601
8/2/2001                   13720                12657
8/3/2001                   13700                12636
8/6/2001                   13558                12512
8/7/2001                   13568                12545
8/8/2001                   13385                12420
8/9/2001                   13365                12413
8/10/2001                  13395                12492
8/13/2001                  13405                12519
8/14/2001                  13426                12553
8/15/2001                  13446                12542
8/16/2001                  13446                12583
8/17/2001                  13304                12481
8/20/2001                  13365                12519
8/21/2001                  13324                12476
8/22/2001                  13334                12514
8/23/2001                  13273                12505
8/24/2001                  13456                12567
8/27/2001                  13405                12527
8/28/2001                  13273                12448
8/29/2001                  13192                12385
8/30/2001                  13019                12276
8/31/2001                  13111                12342
9/3/2001                   13111                12342
9/4/2001                   13131                12390
9/5/2001                   13050                12333
9/6/2001                   12877                12183
9/7/2001                   12633                11954
9/10/2001                  12613                11902
9/11/2001                  12613                11902
9/12/2001                  12613                11907
9/13/2001                  12613                11909
9/14/2001                  12613                11909
9/17/2001                  11891                11287
9/18/2001                  11739                11210
9/19/2001                  11495                11000
9/20/2001                  11129                10669
9/21/2001                  11037                10479
9/24/2001                  11322                10785
9/25/2001                  11362                10844
9/26/2001                  11190                10755
9/27/2001                  11373                10896
9/28/2001                  11678                11164
9/29/2001                  11678                11164
9/30/2001                  11678                11164
10/1/2001                  11515                11051
10/2/2001                  11586                11202
10/3/2001                  11901                11411
10/4/2001                  11982                11409
10/5/2001                  11911                11370
10/8/2001                  11810                11233
10/9/2001                  11769                11213
10/10/2001                 12033                11419
10/11/2001                 12287                11609
10/12/2001                 12176                11479
10/15/2001                 12135                11473
10/16/2001                 12298                11574
10/17/2001                 12074                11365
10/18/2001                 11911                11232
10/19/2001                 11962                11277
10/22/2001                 12135                11408
10/23/2001                 12135                11364
10/24/2001                 12125                11332
10/25/2001                 12287                11440
10/26/2001                 12430                11526
10/29/2001                 12206                11364
10/30/2001                 12023                11195
10/31/2001                 12135                11224
11/1/2001                  12287                11403
11/2/2001                  12308                11438
11/5/2001                  12389                11611
11/6/2001                  12541                11731
11/7/2001                  12572                11725
11/8/2001                  12572                11693
11/9/2001                  12572                11678
11/12/2001                 12562                11649
11/13/2001                 12724                11823
11/14/2001                 12745                11869
11/15/2001                 12592                11869
11/16/2001                 12572                11876
11/19/2001                 12694                11982
11/20/2001                 12633                11969
11/21/2001                 12562                11896
11/22/2001                 12562                11896
11/23/2001                 12694                12032
11/26/2001                 12735                12077
11/27/2001                 12704                12045
11/28/2001                 12521                11924
11/29/2001                 12684                12005
11/30/2001                 12674                12010
12/3/2001                  12602                11959
12/4/2001                  12816                12123
12/5/2001                  13151                12360
12/6/2001                  13141                12359
12/7/2001                  13080                12330
12/10/2001                 12917                12183
12/11/2001                 12938                12165
12/12/2001                 12968                12137
12/13/2001                 12796                12027
12/14/2001                 12867                12062
12/17/2001                 12968                12100
12/18/2001                 13100                12241
12/19/2001                 13172                12282
12/20/2001                 13060                12251
12/21/2001                 13121                12285
12/24/2001                 13222                12346
12/25/2001                 13222                12346
12/26/2001                 13375                12415
12/27/2001                 13443                12490
12/28/2001                 13555                12558
12/31/2001                 13463                12507
1/1/2002                   13463                12507
1/2/2002                   13402                12482
1/3/2002                   13473                12546
1/4/2002                   13576                12669
1/7/2002                   13535                12650
1/8/2002                   13494                12584
1/9/2002                   13463                12561
1/10/2002                  13432                12526
1/11/2002                  13320                12430
1/14/2002                  13228                12342
1/15/2002                  13341                12411
1/16/2002                  13157                12270
1/17/2002                  13218                12351
1/18/2002                  13157                12305
1/21/2002                  13157                12305
1/22/2002                  13095                12259
1/23/2002                  13198                12373
1/24/2002                  13289                12480
1/25/2002                  13361                12546
1/28/2002                  13412                12571
1/29/2002                  13187                12363
1/30/2002                  13300                12473
1/31/2002                  13432                12634
2/1/2002                   13381                12603
2/4/2002                   13198                12416
2/5/2002                   13157                12367
2/6/2002                   13095                12288
2/7/2002                   13044                12253
2/8/2002                   13208                12369
2/11/2002                  13402                12557
2/12/2002                  13361                12535
2/13/2002                  13494                12652
2/14/2002                  13504                12653
2/15/2002                  13432                12624
2/18/2002                  13432                12624
2/19/2002                  13279                12454
2/20/2002                  13392                12553
2/21/2002                  13320                12491
2/22/2002                  13412                12564
2/25/2002                  13627                12720
2/26/2002                  13667                12805
2/27/2002                  13698                12853
2/28/2002                  13749                12839
3/1/2002                   13913                13017
3/4/2002                   14137                13267
3/5/2002                   14137                13200
3/6/2002                   14311                13397
3/7/2002                   14270                13357
3/8/2002                   14301                13374
3/11/2002                  14301                13403
3/12/2002                  14291                13379
3/13/2002                  14209                13315
3/14/2002                  14229                13350
3/15/2002                  14331                13458
3/18/2002                  14362                13474
3/19/2002                  14444                13538
3/20/2002                  14301                13427
3/21/2002                  14291                13403
3/22/2002                  14250                13370
3/25/2002                  14096                13210
3/26/2002                  14199                13315
3/27/2002                  14331                13458
3/28/2002                  14382                13495
3/29/2002                  14382                13495
3/30/2002                  14382                13495
3/31/2002                  14382                13495
4/1/2002                   14342                13450
4/2/2002                   14291                13400
4/3/2002                   14158                13272
4/4/2002                   14219                13318
4/5/2002                   14280                13369
4/8/2002                   14362                13470
4/9/2002                   14403                13505
4/10/2002                  14546                13706
4/11/2002                  14372                13554
4/12/2002                  14464                13624
4/15/2002                  14464                13547
4/16/2002                  14638                13692
4/17/2002                  14617                13679
4/18/2002                  14607                13642
4/19/2002                  14658                13662
4/22/2002                  14525                13539
4/23/2002                  14577                13532
4/24/2002                  14505                13503
4/25/2002                  14495                13513
4/26/2002                  14393                13427
4/29/2002                  14342                13323
4/30/2002                  14495                13486
5/1/2002                   14628                13554
5/2/2002                   14699                13620
5/3/2002                   14648                13572
5/6/2002                   14372                13401
5/7/2002                   14321                13389
5/8/2002                   14577                13559
5/9/2002                   14485                13458
5/10/2002                  14342                13323
5/13/2002                  14485                13431
5/14/2002                  14760                13629
5/15/2002                  14750                13631
5/16/2002                  14730                13595
5/17/2002                  14750                13633
5/20/2002                  14668                13526
5/21/2002                  14474                13437
5/22/2002                  14454                13483
5/23/2002                  14556                13622
5/24/2002                  14577                13559
5/27/2002                  14577                13559
5/28/2002                  14393                13466
5/29/2002                  14301                13436
5/30/2002                  14239                13388
5/31/2002                  14301                13466
6/3/2002                   14035                13224
6/4/2002                   13943                13139
6/5/2002                   14005                13240
6/6/2002                   13831                13055
6/7/2002                   13872                13118
6/10/2002                  13821                13163
6/11/2002                  13637                13014
6/12/2002                  13647                13005
6/13/2002                  13504                12876
6/14/2002                  13545                12861
6/17/2002                  13862                13156
6/18/2002                  13902                13179
6/19/2002                  13800                13095
6/20/2002                  13688                13030
6/21/2002                  13586                12937
6/24/2002                  13606                12845
6/25/2002                  13422                12693
6/26/2002                  13310                12621
6/27/2002                  13432                12760
6/28/2002                  13596                12865
6/29/2002                  13596                12865
6/30/2002                  13596                12865
7/1/2002                   13412                12629
7/2/2002                   13136                12307
7/3/2002                   13085                12198
7/4/2002                   13085                12198
7/5/2002                   13463                12570
7/8/2002                   13341                12436
7/9/2002                   13157                12162
7/10/2002                  12901                11844
7/11/2002                  12809                11831
7/12/2002                  12707                11746
7/15/2002                  12585                11679
7/16/2002                  12442                11535
7/17/2002                  12391                11490
7/18/2002                  12156                11241
7/19/2002                  11900                10895
7/22/2002                  11492                10574
7/23/2002                  11206                10247
7/24/2002                  11645                10731
7/25/2002                  11706                10830
7/26/2002                  11839                10921
7/29/2002                  12483                11473
7/30/2002                  12493                11553
7/31/2002                  12493                11605
8/1/2002                   12288                11391
8/2/2002                   11951                11073
8/5/2002                   11584                10783
8/6/2002                   11921                11100
8/7/2002                   12064                11233
8/8/2002                   12431                11488
8/9/2002                   12483                11538
8/12/2002                  12442                11537
8/13/2002                  12237                11306
8/14/2002                  12574                11602
8/15/2002                  12820                11746
8/16/2002                  12860                11721
8/19/2002                  13034                11887
8/20/2002                  12901                11782
8/21/2002                  13014                11928
8/22/2002                  13116                12084
8/23/2002                  12912                11897
8/26/2002                  13014                12028
8/27/2002                  12840                11910
8/28/2002                  12626                11733
8/29/2002                  12646                11732
8/30/2002                  12656                11740
9/2/2002                   12656                11740
9/3/2002                   12248                11406
9/4/2002                   12421                11560
9/5/2002                   12288                11423
9/6/2002                   12544                11573
9/9/2002                   12626                11631
9/10/2002                  12677                11630
9/11/2002                  12656                11638
9/12/2002                  12411                11375
9/13/2002                  12462                11426
9/16/2002                  12431                11381
9/17/2002                  12258                11156
9/18/2002                  12196                11098
9/19/2002                  11859                10825
9/20/2002                  11921                10850
9/23/2002                  11767                10689
9/24/2002                  11563                10455
9/25/2002                  11767                10687
9/26/2002                  12023                10926
9/27/2002                  11757                10642
9/30/2002                  11727                10555
10/1/2002                  12023                10833
10/2/2002                  11798                10530
10/3/2002                  11614                10391
10/4/2002                  11400                10126
10/7/2002                  11073                9867
10/8/2002                  11175                9961
10/9/2002                  10838                9560
10/10/2002                 11185                9966
10/11/2002                 11543                10279
10/14/2002                 11573                10319
10/15/2002                 12064                10740
10/16/2002                 11808                10442
10/17/2002                 12135                10737
10/18/2002                 12145                10758
10/21/2002                 12360                11008
10/22/2002                 12186                10823
10/23/2002                 12309                10931
10/24/2002                 12176                10819
10/25/2002                 12340                10968
10/28/2002                 12217                10867
10/29/2002                 12125                10764
10/30/2002                 12186                10876
10/31/2002                 12196                10890
11/1/2002                  12391                11075
11/4/2002                  12421                11140
11/5/2002                  12401                11133
11/6/2002                  12503                11303
11/7/2002                  12248                11028
11/8/2002                  12156                10886
11/11/2002                 11992                10694
11/12/2002                 12043                10774
11/13/2002                 12013                10770
11/14/2002                 12258                11023
11/15/2002                 12350                11111
11/18/2002                 12227                11029
11/19/2002                 12186                10971
11/20/2002                 12370                11159
11/21/2002                 12595                11415
11/22/2002                 12574                11446
11/25/2002                 12564                11495
11/26/2002                 12350                11318
11/27/2002                 12677                11576
11/28/2002                 12677                11576
11/29/2002                 12636                11576
12/2/2002                  12677                11571
12/3/2002                  12513                11422
12/4/2002                  12442                11352
12/5/2002                  12360                11279
12/6/2002                  12411                11330
12/9/2002                  12196                11148
12/10/2002                 12319                11295
12/11/2002                 12329                11338
12/12/2002                 12360                11342
12/13/2002                 12196                11236
12/16/2002                 12421                11461
12/17/2002                 12370                11402
12/18/2002                 12248                11274
12/19/2002                 12176                11189
12/20/2002                 12309                11325
12/23/2002                 12309                11333
12/24/2002                 12258                11287
12/25/2002                 12258                11287
12/26/2002                 12268                11325
12/27/2002                 12094                11184
12/30/2002                 12125                11245
12/31/2002                 12166                11301
1/1/2003                   12166                11301
1/2/2003                   12472                11606
1/3/2003                   12421                11580
1/6/2003                   12605                11818
1/7/2003                   12503                11694
1/8/2003                   12380                11582
1/9/2003                   12544                11747
1/10/2003                  12544                11743
1/13/2003                  12513                11700
1/14/2003                  12534                11737
1/15/2003                  12452                11639
1/16/2003                  12462                11600
1/17/2003                  12319                11481
1/20/2003                  12319                11481
1/21/2003                  12115                11306
1/22/2003                  12023                11184
1/23/2003                  12135                11294
1/24/2003                  11921                11045
1/27/2003                  11757                10838
1/28/2003                  11849                10960
1/29/2003                  11931                11014
1/30/2003                  11747                10846
1/31/2003                  11880                10988
2/3/2003                   11890                11020
2/4/2003                   11767                10908
2/5/2003                   11747                10864
2/6/2003                   11655                10794
2/7/2003                   11533                10688
2/10/2003                  11584                10772
2/11/2003                  11492                10688
2/12/2003                  11359                10538
2/13/2003                  11308                10525
2/14/2003                  11430                10650
2/17/2003                  11430                10650
2/18/2003                  11624                10847
2/19/2003                  11553                10768
2/20/2003                  11502                10726
2/21/2003                  11645                10876
2/24/2003                  11481                10700
2/25/2003                  11563                10765
2/26/2003                  11471                10658
2/27/2003                  11573                10763
2/28/2003                  11624                10806
3/3/2003                   11573                10766
3/4/2003                   11379                10598
3/5/2003                   11379                10647
3/6/2003                   11298                10589
3/7/2003                   11369                10656
3/10/2003                  11175                10423
3/11/2003                  11093                10297
3/12/2003                  11042                10273
3/13/2003                  11390                10558
3/14/2003                  11359                10546
3/17/2003                  11665                10847
3/18/2003                  11676                10906
3/19/2003                  11767                10949
3/20/2003                  11839                11017
3/21/2003                  12064                11269
3/24/2003                  11696                10910
3/25/2003                  11767                11015
3/26/2003                  11706                10957
3/27/2003                  11727                10960
3/28/2003                  11737                10947
3/31/2003                  11573                10843
4/1/2003                   11706                10960
4/2/2003                   11972                11171
4/3/2003                   11921                11089
4/4/2003                   11921                11105
4/7/2003                   11962                11131
4/8/2003                   11890                11066
4/9/2003                   11808                10977
4/10/2003                  11870                11039
4/11/2003                  11870                11017
4/14/2003                  12084                11206
4/15/2003                  12196                11299
4/16/2003                  12094                11185
4/17/2003                  12268                11333
4/18/2003                  12268                11333
4/21/2003                  12288                11367
4/22/2003                  12585                11592
4/23/2003                  12636                11647
4/24/2003                  12503                11577
4/25/2003                  12370                11437
4/28/2003                  12503                11619
4/29/2003                  12534                11644
4/30/2003                  12544                11667
5/1/2003                   12534                11643
5/2/2003                   12666                11809
5/5/2003                   12666                11843
5/6/2003                   12758                11940
5/7/2003                   12758                11905
5/8/2003                   12687                11826
5/9/2003                   12820                11975
5/12/2003                  13003                12104
5/13/2003                  12993                12111
5/14/2003                  12973                12110
5/15/2003                  13024                12203
5/16/2003                  12993                12251
5/19/2003                  12748                11996
5/20/2003                  12738                11994
5/21/2003                  12820                12065
5/22/2003                  12932                12181
5/23/2003                  12973                12296
5/26/2003                  12973                12296
5/27/2003                  13157                12504
5/28/2003                  13218                12493
5/29/2003                  13198                12428
5/30/2003                  13463                12694
6/2/2003                   13596                12784
6/3/2003                   13565                12771
6/4/2003                   13739                12969
6/5/2003                   13810                13047
6/6/2003                   13759                13017
6/9/2003                   13524                12808
6/10/2003                  13688                12904
6/11/2003                  13882                13096
6/12/2003                  13902                13128
6/13/2003                  13800                12970
6/16/2003                  14025                13196
6/17/2003                  14015                13159
6/18/2003                  13933                13099
6/19/2003                  13780                12958
6/20/2003                  13719                12946
6/23/2003                  13576                12753
6/24/2003                  13586                12774
6/25/2003                  13576                12743
6/26/2003                  13637                12853
6/27/2003                  13576                12801
6/30/2003                  13545                12783
7/1/2003                   13657                12846
7/2/2003                   13790                12995
7/3/2003                   13729                12930
7/4/2003                   13729                12930
7/7/2003                   13923                13126
7/8/2003                   14015                13212
7/9/2003                   14015                13179
7/10/2003                  13831                12985
7/11/2003                  13923                13083
7/14/2003                  14076                13179
7/15/2003                  13984                13114
7/16/2003                  13933                13029
7/17/2003                  13800                12879
7/18/2003                  13923                13032
7/21/2003                  13749                12902
7/22/2003                  13851                13049
7/23/2003                  13841                13050
7/24/2003                  13831                13018
7/25/2003                  13902                13175
7/28/2003                  13933                13168
7/29/2003                  13862                13120
7/30/2003                  13882                13137
7/31/2003                  13913                13180
8/1/2003                   13821                13059
8/4/2003                   13759                13044
8/5/2003                   13606                12871
8/6/2003                   13688                12877
8/7/2003                   13729                12932
8/8/2003                   13780                12988
8/11/2003                  13862                13020
8/12/2003                  14005                13149
8/13/2003                  13964                13117
8/14/2003                  14035                13214
8/15/2003                  14045                13221
8/18/2003                  14178                13335
8/19/2003                  14270                13420
8/20/2003                  14280                13455
8/21/2003                  14382                13549
8/22/2003                  14219                13403
8/25/2003                  14158                13368
8/26/2003                  14199                13398
8/27/2003                  14229                13440
8/28/2003                  14372                13547
8/29/2003                  14454                13648
9/1/2003                   14454                13648
9/2/2003                   14597                13831
9/3/2003                   14628                13897
9/4/2003                   14628                13900
9/5/2003                   14536                13832
9/8/2003                   14648                13962
9/9/2003                   14536                13834
9/10/2003                  14250                13602
9/11/2003                  14352                13678
9/12/2003                  14362                13714
9/15/2003                  14331                13686
9/16/2003                  14546                13826
9/17/2003                  14495                13795
9/18/2003                  14648                13969
9/19/2003                  14689                13984
9/22/2003                  14505                13833
9/23/2003                  14597                13910
9/24/2003                  14393                13711
9/25/2003                  14250                13592
9/26/2003                  14127                13492
9/29/2003                  14291                13615
9/30/2003                  14199                13542
10/1/2003                  14536                13789
10/2/2003                  14607                13850
10/3/2003                  14750                14013
10/6/2003                  14842                14103
10/7/2003                  14903                14153
10/8/2003                  14842                14133
10/9/2003                  14934                14211
10/10/2003                 14944                14215
10/13/2003                 15098                14347
10/14/2003                 15169                14409
10/15/2003                 15098                14343
10/16/2003                 15118                14373
10/17/2003                 14893                14232
10/20/2003                 14893                14254
10/21/2003                 14955                14256
10/22/2003                 14740                14089
10/23/2003                 14791                14122
10/24/2003                 14740                14067
10/27/2003                 14883                14190
10/28/2003                 15108                14345
10/29/2003                 15220                14430
10/30/2003                 15210                14481
10/31/2003                 15230                14536
11/3/2003                  15384                14689
11/4/2003                  15353                14646
11/5/2003                  15394                14661
11/6/2003                  15506                14772
11/7/2003                  15455                14756
11/10/2003                 15332                14633
11/11/2003                 15271                14597
11/12/2003                 15465                14773
11/13/2003                 15506                14796
11/14/2003                 15404                14695
11/17/2003                 15312                14567
11/18/2003                 15179                14457
11/19/2003                 15210                14522
11/20/2003                 15149                14441
11/21/2003                 15200                14497
11/24/2003                 15435                14731
11/25/2003                 15527                14851
11/26/2003                 15588                14928
11/27/2003                 15588                14928
11/28/2003                 15578                14957
12/1/2003                  15792                15147
12/2/2003                  15751                15115
12/3/2003                  15659                15080
12/4/2003                  15690                15078
12/5/2003                  15578                14970
12/8/2003                  15721                15072
12/9/2003                  15588                14948
12/10/2003                 15445                14841
12/11/2003                 15659                15050
12/12/2003                 15721                15098
12/15/2003                 15557                14967
12/16/2003                 15608                15014
12/17/2003                 15649                15066
12/18/2003                 15833                15255
12/19/2003                 15823                15263
12/22/2003                 15915                15351
12/23/2003                 15976                15402
12/24/2003                 15956                15385
12/25/2003                 15956                15385
12/26/2003                 16007                15412
12/29/2003                 16211                15588
12/30/2003                 16211                15614
12/31/2003                 16129                15603

                                TOTAL RETURN

                           12 MONTHS       5 YEAR         ANNUALIZED
                            ENDED        ANNUALIZED     SINCE INCEPTION
                           12/31/03        RETURN         (12/23/98)
                           --------        ------         ----------

Retail Class               +32.6%          +9.8%           +10.0%

Institutional Class        +33.0%         +10.1%           +10.3%

Russell Midcap Value       +38.1%          +8.7%            +9.3%

--------------------------------------------------------------------------------
                                NET ASSET VALUE - 12/31/03

Retail Class:                   $15.79           Institutional Class:    $15.98
--------------------------------------------------------------------------------
                                TOTAL NET ASSETS

                                $106,375,518

TOP TEN EQUITY HOLDINGS*

SECURITY                            SECTOR                            ALLOC (%)
---------------------------         --------------------------        ----------
Berkshire Hathaway, Class B         Conglomerates                           2.9
D.R. Horton, Inc.                   Construction & Real Estate              1.8
Lennar Corp., Class A               Construction & Real Estate              1.7
Gannett, Inc.                       Publishing & Broadcasting               1.6
Washington Post Co., Class B        Publishing & Broadcasting               1.6
XTO Energy, Inc.                    Energy                                  1.6
Viacom, Inc., Class B               Publishing & Broadcasting               1.5
Toll Brothers, Inc.                 Construction & Real Estate              1.5
RenaissanceRe Holdings, Ltd.        Insurance                               1.5
IPC Holdings, Ltd.                  Insurance                               1.4

*As a percent of total net assets.

                                    SECTORS
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Publishing & Broadcasting                            14.4%
Banking                                              11.0%
Energy                                                9.1%
Financial Services                                    8.7%
Aerospace/Technology                                  7.3%
Construction & Real Estate                            6.2%
Insurance                                             6.0%
Cash & Net Other Assets and Liabilities               5.8%
Basic Materials                                       5.5%
Manufacturing                                         5.4%
Conglomerates                                         5.2%
Retail                                                4.2%
Food & Beverage                                       3.4%
Textiles & Apparel                                    3.1%
Transportation                                        2.6%
Consumer Related                                      1.1%
Pharmaceuticals                                       1.0%

                                ASSET ALLOCATION
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity                                               94.2%
Cash & Net Other Assets and Liabilities               5.8%

--------------------------------------------------------------------------------
     Kobren Inisight Management, Inc. is the Fund's adviser, Delphi Management, Inc. is the sub-adviser and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures include reinvestment of all distributions. Investment returns and principal values fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and percentages of the Fund may change at any time. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-456-2736.
--------------------------------------------------------------------------------

2 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                               DECEMBER 31, 2003

SHARES                                                            VALUE (NOTE 1)

          COMMON STOCKS - 94.24%
--------------------------------------------------------------------------------
          AEROSPACE/TECHNOLOGY - 7.32%
--------------------------------------------------------------------------------
119,000   Cable Design Tech Corp. (1)                               $ 1,069,810
126,000   General Cable Corp. (1)                                     1,026,900
 76,875   Kemet Corp. (1)                                             1,052,419
133,600   LSI Logic Corp. (1)                                         1,185,032
105,000   Maxtor Corp. (1)                                            1,165,500
 80,000   Micron Technology, Inc. (1)                                 1,077,600
102,900   Western Digital Corp. (1)                                   1,213,191
                                                                    -----------
                                                                      7,790,452

          BANKING - 11.00%
--------------------------------------------------------------------------------
 40,000   Banknorth Group, Inc.                                       1,301,200
 30,000   BB&T Corp.                                                  1,159,200
 77,750   Colonial BancGroup, Inc.                                    1,346,630
 26,700   Community Bank System, Inc.                                 1,308,300
 59,068   Local Financial Corp. (1)                                   1,230,977
 31,850   North Fork Bancorporation, Inc.                             1,288,969
 73,800   Southwest Bancorp, Inc.                                     1,319,544
 29,300   Webster Financial Corp.                                     1,343,698
 23,765   Wells Fargo & Co.                                           1,399,521
                                                                    -----------
                                                                     11,698,039

          BASIC MATERIALS - 5.49%
--------------------------------------------------------------------------------
 36,750   Alcoa, Inc.                                                 1,396,500
 24,550   Cytec Industries, Inc. (1)                                    942,475
 32,400   Dow Chemical Co.                                            1,346,868
 36,085   Plum Creek Timber Co., Inc., REIT                           1,098,788
 53,500   Sensient Technologies Corp.                                 1,057,695
                                                                    ------------
                                                                      5,842,326

          CONGLOMERATES - 5.22%
--------------------------------------------------------------------------------
  1,081   Berkshire Hathaway, Inc., Class B (1)                       3,043,015
 19,000   Norsk Hydro ASA, SP ADR                                     1,174,200
 23,300   Textron, Inc.                                               1,329,498
                                                                    ------------
                                                                      5,546,713

          CONSTRUCTION & REAL ESTATE - 6.19%
--------------------------------------------------------------------------------
 26,000   Boston Properties, Inc., REIT                               1,252,940
 44,418   D.R. Horton, Inc.                                           1,921,523
 19,015   Lennar Corp., Class A                                       1,825,440
 39,900   Toll Brothers, Inc. (1)                                     1,586,424
                                                                    ------------
                                                                      6,586,327

 SHARES                                                           VALUE (NOTE 1)

          CONSUMER RELATED - 1.11%
--------------------------------------------------------------------------------
 50,500   Disney (Walt) Co.                                         $ 1,178,165

          ENERGY - 9.10%
--------------------------------------------------------------------------------
 35,000   Cabot Oil & Gas Corp.                                       1,027,250
 81,000   Denbury Resources, Inc. (1)                                 1,126,710
 41,558   GlobalSantaFe Corp.                                         1,031,885
 38,500   Nexen, Inc.                                                 1,390,235
 20,800   Talisman Energy, Inc.                                       1,177,280
 33,325   Tidewater, Inc.                                               995,751
 42,500   Westport Resources Corp. (1)                                1,269,050
 58,533   XTO Energy, Inc.                                            1,656,484
                                                                    ------------
                                                                      9,674,645

          FINANCIAL SERVICES - 8.75%
--------------------------------------------------------------------------------
 27,000   American Express Co.                                        1,302,210
 17,084   Bear Stearns Cos., Inc.                                     1,365,866
 28,900   Citigroup, Inc.                                             1,402,806
 13,900   Goldman Sachs Group, Inc.                                   1,372,347
 25,615   iStar Financial, Inc., REIT                                   996,423
 17,900   Lehman Brothers Holdings, Inc.                              1,382,238
 25,755   Morgan Stanley                                              1,490,442
                                                                    ------------
                                                                      9,312,332

          FOOD & BEVERAGE - 3.42%
--------------------------------------------------------------------------------
 52,500   Pepsi Bottling Group, Inc.                                  1,269,450
 66,000   PepsiAmericas, Inc.                                         1,129,920
 82,000   Ryan's Family Steak Houses, Inc. (1)                        1,241,480
                                                                    ------------
                                                                      3,640,850

--------------------------------------------------------------------------------
          INSURANCE - 5.95%
 39,400   IPC Holdings, Ltd.                                          1,534,236
 19,000   MGIC Investment Corp.                                       1,081,860
 23,200   Radian Group, Inc.                                          1,131,000
 32,200   RenaissanceRe Holdings, Ltd                                 1,579,410
 12,900   XL Capital, Ltd., Class A                                   1,000,395
                                                                    -----------
                                                                      6,326,901

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       DELPHI VALUE FUND -- 2003 ANNUAL REPORT 3

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                               DECEMBER 31, 2003

 SHARES                                                           VALUE (NOTE 1)

          MANUFACTURING - 5.39%
--------------------------------------------------------------------------------
 37,700   American Axle & Manufacturing
             Holdings, Inc. (1)                                     $ 1,523,834
139,675   Lamson & Sessions Co. (1)                                     805,925
 23,600   Lear Corp.                                                  1,447,388
 41,675   Masco Corp.                                                 1,142,311
 79,500   Polyair Inter Pack, Inc. (1)                                  818,055
                                                                    ------------
                                                                      5,737,513

          PHARMACEUTICALS - 1.04%
--------------------------------------------------------------------------------
 24,000   Merck & Co., Inc.                                           1,108,800

          PUBLISHING & BROADCASTING - 14.37%
--------------------------------------------------------------------------------
 44,550   Comcast Corp., Class A (1)                                  1,393,524
 38,050   Cox Communications, Inc., Class A (1)                       1,310,822
 17,000   Dow Jones & Co., Inc.                                         847,450
 19,000   Gannett, Inc.                                               1,694,040
 29,500   Lee Enterprises, Inc.                                       1,287,675
115,100   Liberty Media Corp., Class A (1)                            1,368,539
 20,600   McClatchy Co., Class A                                      1,417,280
 20,000   McGraw-Hill Cos., Inc.                                      1,398,400
 34,800   News Corp., Ltd., SP ADR                                    1,256,280
 36,550   Viacom, Inc., Class B                                       1,622,089
  2,135   Washington Post Co., Class B                                1,689,639
                                                                    ------------
                                                                     15,285,738

          RETAIL - 4.15%
--------------------------------------------------------------------------------
 25,500   Ethan Allen Interiors, Inc.                                 1,067,940
 27,400   Federated Department Stores, Inc.                           1,291,362
 27,025   May Department Stores Co. (The)                               785,617
 48,000   Ross Stores, Inc.                                           1,268,640
                                                                    ------------
                                                                      4,413,559

          TEXTILES & APPAREL - 3.10%
--------------------------------------------------------------------------------
 32,500   Jones Apparel Group, Inc.                                   1,144,975
 33,000   Liz Claiborne, Inc.                                         1,170,180
 34,100   Polo Ralph Lauren Corp.                                       982,080
                                                                    ------------
                                                                      3,297,235

SHARES                                                            VALUE (NOTE 1)
          TRANSPORTATION - 2.64%
--------------------------------------------------------------------------------
162,500   OMI Corp. (1)                                             $ 1,451,125
 23,865   Teekay Shipping Corp.                                       1,361,021
                                                                    ------------
                                                                      2,812,146

          TOTAL COMMON STOCKS                                       100,251,741
            (Cost $70,300,864)

          INVESTMENT COMPANY - 5.82%
6,184,485 Dreyfus Cash Mgmt Plus Fund (2)                             6,184,485
                                                                    ------------

          TOTAL INVESTMENT COMPANY                                    6,184,485
                                                                    ------------
           (Cost $6,184,485)

          TOTAL INVESTMENTS - 100.06%                               106,436,226
           (Cost $76,485,349*)

          LIABILITIES NET OF CASH &
           OTHER ASSETS - (0.06)%                                      (60,708)
                                                                    ------------

          TOTAL NET ASSETS - 100.00%                               $106,375,518
                                                                   =============

-------------------------------------------------
    (1)  Non-income producing
    (2)  An affiliate of the Custodian
   REIT  Real Estate Investment Trust
 SP ADR  Sponsored American Depositary Receipt

* For Federal income tax purposes, cost is $76,426,619 and
  appreciation (depreciation) is as follows:
       Unrealized appreciation:            $ 30,392,333
       Unrealized depreciation:                (382,726)
                                           -------------
       Net unrealized appreciation:        $ 30,009,607
                                           =============



                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               DECEMBER 31, 2003

ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)     $  106,436,226
Dividends receivable                                                     104,609
Receivable for shares sold                                               165,022
Prepaid expenses and other assets                                          6,238
                                                                   -------------
Total assets                                                         106,712,095
                                                                   -------------
LIABILITIES:
Payable for investments purchased                                        134,133
Payable for shares redeemed                                               35,648
Investment advisory fee payable (Note 2)                                  88,402
Distribution fee payable (Note 2)                                         12,328
Accrued trustees' fees and expenses (Note 2)                               7,651
Accrued expenses and other payables                                       58,415
                                                                   -------------
Total liabilities                                                        336,577
                                                                   -------------
NET ASSETS                                                        $  106,375,518
                                                                   =============

Investments, at cost                                              $   76,485,349
                                                                   =============

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments sold                 $      999,438
Net unrealized appreciation of investments                            29,950,877
Paid-in capital                                                       75,425,203
                                                                   -------------
NET ASSETS                                                        $  106,375,518
                                                                   =============

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
  per share ($61,196,504 / 3,874,561 shares)                      $        15.79
                                                                   =============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
  per share ($45,179,014 / 2,826,815 shares)                      $        15.98
                                                                   =============


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       DELPHI VALUE FUND -- 2003 ANNUAL REPORT 5

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends                                                         $   1,244,673
                                                                   -------------
  Total investment income                                             1,244,673
                                                                   -------------
EXPENSES:
Investment advisory fee (Note 2)                                        873,190
Administration fee (Note 2)                                              78,957
Transfer agent fees (Note 2)                                             71,203
Sub-transfer agent fee (Retail Class) (Note 3)                           21,625
Custodian fees (Note 2)                                                  20,036
Professional fees                                                        48,226
Trustees' fees and expenses (Note 2)                                     27,752
Registration and filing fees                                             22,680
Reports to shareholders                                                  10,014
Distribution fees (Retail Class) (Note 2)                               123,081
Other                                                                    24,294
                                                                   -------------
  Total expenses                                                      1,321,058
                                                                   -------------
NET INVESTMENT LOSS                                                     (76,385)
                                                                   -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS :
Net  realized  gain  from  security  transactions                     2,118,228
Net  increase  in unrealized  appreciation  of securities            23,629,068
                                                                   -------------
Net realized and unrealized gain on  investments                     25,747,296
                                                                   -------------

NET  INCREASE  IN NET  ASSETS  RESULTING  FROM OPERATIONS         $  25,670,911
                                                                   =============
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2003                DECEMBER 31, 2002
                                                                            ------------------               ------------------
Net investment loss                                                         $      (76,385)                  $      (2,705)
Net realized gain (loss) from security transactions                              2,118,228                      (1,065,724)
Net change in unrealized appreciation (depreciation) of investments             23,629,068                      (7,300,886)
                                                                              -------------                    -------------
Net increase (decrease) in net assets resulting from operations                 25,670,911                      (8,369,315)
Net increase in net assets from fund share transactions (Note 5)                 3,300,452                      13,091,829
                                                                              -------------                    -------------

Net increase in net assets                                                      28,971,363                       4,722,514

NET ASSETS:
Beginning of period                                                             77,404,155                      72,681,641
                                                                              -------------                    -------------
End of period (including line A)                                            $  106,375,518                   $  77,404,155
                                                                              =============                    =============
(A) Accumulated net investment income                                       $           --                   $      51,750
                                                                              =============                    =============


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                    RETAIL CLASS SHARES
                                                                           ------------------------------------
                                                           -------------------------FOR THE YEAR ENDED------------------------
                                                           12/31/2003    12/31/2002     12/31/2001   12/31/2000    12/31/1999
Net asset value - beginning of period                      $ 11.91       $ 13.18        $ 13.00      $ 11.19       $ 10.12
Net investment income (loss)                                 (0.03)        (0.02)         (0.02)       (0.01)           -- (b)(c)(d)
Net realized and unrealized gain (loss) on investments        3.91         (1.25)          0.27         1.94          1.14
                                                            --------      --------       --------     --------      --------
Net increase (decrease) in net assets resulting from
  investment operations                                       3.88         (1.27)          0.25         1.93          1.14

Distributions from net investment income                        --            --             --           --            -- (c)
Distributions from net realized gains on investment             --            --          (0.07)       (0.12)        (0.07)
                                                            --------      --------       --------     --------      --------

Total distributions                                             --            --          (0.07)       (0.12)        (0.07)

Net asset value - end of period                            $ 15.79       $ 11.91        $ 13.18      $ 13.00       $ 11.19
                                                            ========      ========       ========     ========      ========

Total return                                                 32.58%        (9.64)%         1.90%       17.30%        11.30% (a)
                                                            ========      ========       ========     ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                       $61,197       $43,808        $44,744     $ 45,312       $31,055
Ratio of net investment income (loss)
  to average net assets                                      (0.21)%       (0.13)%        (0.12)%      (0.12)%        0.00% (d)
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and administrator                     1.64%         1.63%          1.64%        1.71%         1.86%
Ratio of operating expenses to average net assets
  after waivers and/or expense reimbursements                 1.64%         1.63%          1.64%        1.71%         1.75%
Portfolio turnover rate                                         22%           23%            29%          45%           17%

--------------------------------------------------------------------------------
(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(b) The selected per share data was calculated using the weighted average share method for the period.
(c) The selected amounts are less than $0.005.
(d) Net investment income (loss) would have been lower (greater) during periods in which fees were waived and expenses reimbursed.


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       DELPHI VALUE FUND -- 2003 ANNUAL REPORT 7

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                   INSTITUTIONAL CLASS SHARES
                                                                              -------------------------------------

                                                                        -----------------FOR THE YEAR ENDED---------------------
                                                            12/31/2003      12/31/2002     12/31/2001   12/31/2000    12/31/1999
Net asset value - beginning of period                       $ 12.02         $ 13.26        $ 13.05      $ 11.20       $ 10.12

Net investment income                                          0.01            0.02           0.02         0.02          0.03 (b)(c)
Net realized and unrealized gain (loss) on investments         3.95           (1.26)          0.26         1.95          1.14
                                                            --------        ---------      --------     --------      --------
Net increase (decrease) in net assets resulting from
  investment operations                                        3.96           (1.24)          0.28         1.97          1.17

Distributions from net investment income                         --              --             --           --         (0.02)
Distributions from net realized gains on investments             --              --          (0.07)       (0.12)        (0.07)
                                                            --------        ---------      --------     --------      --------
Total distributions                                              --              --          (0.07)       (0.12)        (0.09)

Net asset value - end of period                             $ 15.98         $ 12.02        $ 13.26      $ 13.05       $ 11.20
                                                            ========        ========       ========     ========      ========

Total return                                                  32.95%          (9.35)%         2.12%       17.64%        11.61% (a)
                                                            ========        ========       ========     ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                        $45,179         $33,596        $27,938      $23,956       $22,763
Ratio of net investment income
  to average net assets                                        0.08%           0.17%          0.18%        0.18%         0.25% (c)
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and administrator                      1.35%           1.33%          1.34%        1.41%         1.57%
Ratio of operating expenses to average net assets
  after waivers and/or expense reimbursements                  1.35%           1.33%          1.34%        1.41%         1.50%
Portfolio turnover rate                                          22%             23%            29%          45%           17%

--------------------------------------------------------------------------------
(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(b) The selected per share data was calculated using the weighted average share method for the period.
(c) Net investment income would have been lower during periods in which fees were waived and expenses reimbursed.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
8 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 2003, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                     CAPITAL LOSS    UNDISTRIBUTED   UNDISTRIBUTED    UNREALIZED
                     CARRYFORWARD   ORDINARY INCOME LONG-TERM GAIN  APPRECIATION
                     ------------   --------------- --------------  ------------
Delphi Value Fund    $         --   $            -- $      940,708  $ 30,009,607

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $24,635, $173,773 and $(198,408) were reclassified at December 31, 2003 among undistributed net investment income, accumulated net realized loss on investments and paid-in capital for the Fund. These reclasses are related to return of capital adjustments due to REIT adjustments, long-term capital gain dividends received and the treatment of net operating losses. The difference between book basis and tax-basis unrealized appreciation is attributable to the the REIT adjustments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the exdividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

--------------------------------------------------------------------------------
                                       DELPHI VALUE FUND -- 2003 ANNUAL REPORT 9

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES

The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of up to 0.10% of the average daily balance of fund accounts invested through those networks.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the year ended December 31, 2003, were $20,263,380 and $18,176,503 of non-governmental issues, respectively.

--------------------------------------------------------------------------------
10 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5. SHARES OF BENEFICIAL INTEREST

As of December 31, 2003, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                        YEAR ENDED                          YEAR ENDED
                                                      DECEMBER 31, 2003                  DECEMBER 31, 2002
                                                    --------------------                --------------------
RETAIL CLASS:                                       SHARES        AMOUNT                SHARES        AMOUNT
                                                    ------        ------                ------        ------
Shares sold                                         782,257   $   10,512,019            1,165,124   $ 15,122,314
Shares issued as reinvestment of distributions           --               --                   --             --
Shares redeemed                                    (585,812)      (7,536,897)            (882,179)   (11,244,113)
                                                   ---------  ---------------           ----------  -------------
Net increase                                        196,445   $    2,975,122              282,945   $  3,878,201
                                                   =========  ===============           ==========  =============
INSTITUTIONAL CLASS:
Shares sold                                         525,944   $    7,000,814            1,218,785   $ 15,727,451
Shares issued as reinvestment of distributions           --               --                   --             --
Shares redeemed                                    (494,890)      (6,675,484)            (529,364)    (6,513,823)
                                                   ---------  ---------------           ----------  -------------
Net increase                                         31,054          325,330              689,421      9,213,628
                                                   ---------  ---------------           ----------  -------------
Total net increase from fund share transactions               $    3,300,452                        $ 13,091,829
                                                              ===============                       =============

At December 31, 2003, KIM, Delphi and their affiliates owned 615,907 Retail Class shares of the Fund representing 15.9% of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,897,461 shares of the Institutional Class representing 67.1% of the outstanding shares.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Delphi Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delphi Value Fund ("the Fund") at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
February 12, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      DELPHI VALUE FUND -- 2003 ANNUAL REPORT 11

--------------------------------------------------------------------------------
            ADDITIONAL INFORMATION (UNAUDITED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

INFORMATION ABOUT TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (toll free) 1-800-456-2736.

                                                                                        NUMBER OF
                                    TERM OF                                             PORTFOLIOS
                                    OFFICE AND                                          IN FUND
                                    LENGTH OF                                            COMPLEX               OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE AND               TIME           PRINCIPAL OCCUPATION(S) DURING       OVERSEEN                 DIRECTORSHIPS
POSITION(S) WITH TRUST              SERVED 1              PAST 5 YEARS                   BY TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                       7 years      Chief Financial Officer and          2                     None
c/o 20 William Street, Suite 310                   Treasurer of International Data
Wellesley Hills, MA 02481                          Group Inc., a publishing company.
Age: 53, Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                        7 years      Chief Financial Officer of           2              Virtual Communities, Inc.,
c/o 20 William Street, Suite 310                   Net2Phone, Inc., a provider of                      Emisphere Technologies, Inc.
Wellesley Hills, MA 02481                          Voice over Internet Protocol
Age: 53, Trustee                                   telephony services, from November
                                                   2002 to present; Chief Financial
                                                   Officer of Virtual Communities,
                                                   Inc, a software provider, from
                                                   July 2000 to the present;
                                                   Consultant for Turnberry
                                                   Consulting from October 1999 to
                                                   November 2002; Executive V.P. and
                                                   Chief Financial Officer of Enhance
                                                   Financial Services Group, Inc.,
                                                   from July 1996 to September 1999.
------------------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb                    5 years      Vice President and Assistant         2                     None
c/o 20 William Street, Suite 310                   General Counsel of Andrx Corp.
Wellesley Hills, MA 02481                          since March 2000; Partner at
Age: 48, Trustee                                   Hughes Hubbard & Reed LLP, a law
                                                   firm, and associated with the firm
                                                   from July 1989 through July 2000.
------------------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                      7 years      Senior Vice President and General    2                     None
c/o 20 William Street, Suite 310                   Counsel of Children's Hospital
Wellesley Hills, MA 02481                          Boston since April 1997; Vice
Age: 53, Trustee                                   President and General Counsel of
                                                   Children's Hospital Boston from
                                                   April 1986 to April 1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES 2
------------------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                        7 years      President of Mutual Fund Investors   2                     None
20 William Street, Suite 310                       Association, Inc. since 1985;
Wellesley Hills, MA 02481                          President of Kobren Insight
Age: 50                                            Management, Inc. and Kobren
Chairman and President                             Insight Brokerage, Inc. since
                                                   1987. These are a financial
                                                   publishing concern, a registered
                                                   investment advisory firm and
                                                   a registered brokerdealer,
                                                   respectively. Since 2001,
                                                   Managing Director of Alumni
                                                   Capital, LLC, a General
                                                   Partner to a private
                                                   investment partnership.
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano                 7 years      Retired. From December 1994 to       2                     Puradyn Filter
c/o 20 William Street, Suite 310                   June 1997, Chief Administrative                          Technologies, Inc.,
Wellesley Hills, MA 02481                          Officer of Kobren Insight                              ResortQuest International,
Age 62, Trustee                                    Management, Inc. and a registered                             Inc.
                                                   representative of Kobren Insight
                                                   Brokerage, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                         7 years      Managing Director of Kobren          N/A                   N/A
20 William Street, Suite 310                       Insight Management, Inc. and
Wellesley Hills, MA 02481                          Managing Director and a registered
Age: 42                                            representative of Kobren Insight
Chief Financial Officer, Vice                      Brokerage, Inc. Since 2001,
President, Treasurer, Secretary                    Managing Director of Alumni
                                                   Capital, LLC, a General Partner to
                                                   a private investment partnership.
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

1 Trustees will serve for an indefinite term until the earliest of a Trustee's:
  (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

2 "Interested person" of the Trust as defined in the Investment Company Act of 1940. Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

--------------------------------------------------------------------------------
12 DELPHI VALUE FUND -- 2003 ANNUAL REPORT

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Arthur Dubroff is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,000 for 2002 and $37,600 for 2003.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,580 for 2002 and $2,709 for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,020 for 2002 and $6,321 for 2003.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Audit Committee of Kobren Insight Funds (the "Trust") shall pre-approve all audit, review, attest or non-audit services (other than DE MINIMIS non-audit services as defined by the Sarbanes-Oxley Act of 2002) to be provided to the Trust by the independent auditors. The Audit Committee shall also pre-approve all non-audit services (other than DE MINIMIS non-audit services as defined by the Sarbanes-Oxley Act of 2002) to be provided by the Trust's independent auditors to the investment adviser or subadviser to any Fund and any entity controlling, controlled by, or under common control with any investment adviser or subadviser that provides ongoing services to the Trust, if the engagement relates directly to the Trust's operations and financial reporting. The Audit Committee has delegated, to the extent permitted by law, pre-approval responsibilities to the Chairman of the Audit Committee who shall report to the Audit Committee regarding approved services at the Audit Committee's next regularly scheduled meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 5.8% for 2002 and 5.8% for 2003

                           (c) 13.5% for 2002 and 13.6% for 2003

                           (d) 0% for 2002 and 0% for 2003

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $0 for 2003.

     (h) The registrant's audit committee of the board of trustees HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS

By (Signature and Title)*           /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                                    Eric M. Kobren, Chairman & President
                                    (principal executive officer)

Date                       FEBRUARY 23, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                                    Eric M. Kobren, Chairman & President
                                    (principal executive officer)

Date                       FEBRUARY 23, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ ERIC J. GODES
                         -------------------------------------------------------
                                    Eric J. Godes, Chief Financial Officer, Vice
                                    President, Treasurer & Secretary
                                    (principal financial officer)


Date                       FEBRUARY 23, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.